UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

             52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 04/30/2012

Item1 –	Report to Stockholders

April 30, 2012

Semi-Annual Report (Unaudited)

Lifecycle Prepared PortfoliosSM of BlackRock Funds II

▶	BlackRock Prepared Portfolio 2015

▶	BlackRock Prepared Portfolio 2020

▶	BlackRock Prepared Portfolio 2025

▶	BlackRock Prepared Portfolio 2030

▶	BlackRock Prepared Portfolio 2035

▶	BlackRock Prepared Portfolio 2040

▶	BlackRock Prepared Portfolio 2045

▶	BlackRock Prepared Portfolio 2050

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS II	APRIL 30, 2012

Dear Shareholder

One year ago at this time, risk assets were in a broad retreat as political strife in Greece ignited fears about sovereign debt problems spreading across Europe and economic indicators signaled that the global recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. Early in August 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as the European debt crisis intensified. Macro news flow became the dominant force in financial markets, driving asset prices up and down in lock step, in a risk on/risk off trading pattern. By the end of the third quarter in 2011, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October 2011 brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began making concerted efforts to stem the region’s debt crisis. Investors began to reenter the markets, putting risk assets on the road to recovery. Improving sentiment carried over into early 2012 as a number of factors elicited greater optimism. Sovereign debt problems in Europe became less pressing. Greece secured its second bailout package and completed the restructuring of its national debt. The European Central Bank gave financial markets a boost by providing additional liquidity through its long-term refinancing operations. The outlook for the global economy grew less dim as stronger data from the United States, particularly from the labor market, lifted sentiment. Hopes for additional monetary stimulus from the US Federal Reserve and strong corporate earnings pushed risk assets (including stocks, commodities and high yield bonds) higher through the first two months of the year while rising Treasury yields pressured higher-quality fixed income assets. The risk rally softened in late March, however, due to renewed fears about slowing growth in China and Europe’s debt troubles. Equity markets staggered downward in April as Spain’s financial situation became increasingly severe and elections in Greece and France added to uncertainty about the future of the euro zone. In the United States, disappointing jobs reports in April revealed that the recent acceleration in the labor market had been a short-lived surge. Overall, US economic data signaled that the pace of the recovery had slowed, but not to the extent that warranted additional monetary stimulus.

Thanks in large part to an exceptionally strong first quarter of 2012, equities and high yield bonds posted solid returns for the 6-month period ended April 30, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results; however, small-cap stocks finished in negative territory. International and emerging equities, which experienced significant downturns in 2011, lagged the broader rebound. Fixed income securities, including corporate, government and municipal bonds, performed well despite recent yield volatility. US Treasury bonds finished strong, with an April rally erasing the effects of their broad sell-off during February and March. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Financial markets have regained a significant degree of stability since the period of turmoil we endured last year; however, considerable headwinds remain. Political uncertainty in Europe elevates concerns about additional flare ups in the debt crisis. Higher energy prices and slowing growth in China continue to pose risks for the global economy. Potential political leadership changes around the world create additional layers of uncertainty. But, we believe that with these challenges come opportunities. We remain committed to working with you and your financial professional to identify actionable ideas for your portfolio. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Financial markets have regained a significant degree of stability since the period of turmoil we endured last year; however, considerable headwinds remain.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2012
	6-month	12-month
US large cap equities (S&P 500® Index)	12.77%	4.76%
US small cap equities (Russell 2000® Index)	11.02	(4.25)
International equities (MSCI Europe, Australasia, Far East Index)	2.44	(12.82)
Emerging market equities (MSCI Emerging Markets Index)	3.93	(12.61)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.01	0.05
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.83	16.41
US investment grade bonds (Barclays US Aggregate Bond Index)	2.44	7.54
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.71	11.90
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	6.91	5.89

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of April 30, 2012	Lifecycle Prepared Portfolios

Investment Objective

The BlackRock Lifecycle Prepared Portfolios’ (the “Funds”) investment objective seeks a balance between long-term capital appreciation and high current income consistent with their current asset allocation.

Portfolio Management Commentary

   How did the Funds perform?

—

For the six-month period ended April 30, 2012, the Funds with target dates from 2015 to 2025 outperformed their respective blended benchmarks. The Institutional and Investor A Share classes of the Fund with a 2030 target date outperformed their blended benchmark, while the Class R Shares performed in line. The Institutional Shares of the Fund with a 2035 target date outperformed their blended benchmark, while the Investor A and Class R Shares underperformed. The Funds with target dates from 2040 to 2050 underperformed their respective blended benchmarks, with the exception of the 2040 and 2045 Institutional Shares, which performed in line. All of the Funds (target dates 2015 through 2050) underperformed the broad-market S&P 500® Index. The following discussion of relative performance pertains to each Fund’s respective blended benchmark.

What factors influenced performance?
—

Each of the Funds benefited from its allocation to Master Large Cap Growth Portfolio, which performed well given its pro-cyclical positioning during a period of rapid appreciation in risk assets. Also boosting returns was the recent investment in BlackRock International Fund, which outperformed the MSCI EAFE Index for the period due primarily to positive results from security selection.

—

In fixed income, the Funds benefited from holding an overweight relative to their blended benchmarks in spread sectors (fixed income securities with credit risk and yields that generally exceed that of comparable-maturity US Treasuries). Spread sectors performed well during the period as US economic data continued to improve and liquidity risk in the euro zone was alleviated by the European Central Bank’s long-term refinancing operations. Through their investment in Master Total Return Portfolio (“Total Return”), the Funds’ overweight exposure to investment grade credit and security selection among industrial and financial names had a positive impact on returns. An overweight in commercial mortgage-backed securities (“CMBS”) helped performance, as did exposure to high yield debt and non-agency mortgage-backed securities (“MBS”), neither of which are represented in the benchmark index. Security selection within agency MBS boosted returns while the sector continued to benefit from muted prepayment activity and speculation that the US Federal Reserve would implement additional monetary easing policies that focus exclusively on agency MBS. Also having a positive impact was the Funds’ exposure to high yield bonds, which are not represented in the blended benchmarks, through their investment in BlackRock High Yield Bond Portfolio. Strong cash flows into the high yield sector along with spread compression and improving fundamentals contributed to strong performance for the asset class during the period.

—

Detracting from performance were the Funds’ broader allocations to the equity and fixed income asset classes relative to their reference benchmarks. An overweight to equities contributed positively to performance in the latter part of the period; however, this was overshadowed by the negative impact of an equity underweight during the fourth quarter of 2011 amid the risk-asset rally.

—

Within equities, the Funds’ investment in BlackRock Equity Dividend Fund (“Equity Dividend”) detracted from relative performance. Equity Dividend’s portfolio of higher-quality, dividend-paying stocks lagged the broader equity market rally as risk-seeking investors favored lower-quality stocks during the period. From a long-term perspective, Equity Dividend continues to exhibit strong performance relative to its benchmark, the Russell 1000® Value Index. Also having a negative impact on the Funds’ performance was an allocation to BlackRock Capital Appreciation Fund, Inc., which underperformed its benchmark, the Russell 1000® Growth Index, primarily due to poor stock selection in key sectors including information technology and consumer discretionary.

Describe recent portfolio activity.
—	During the six-month period, the Funds shifted their broader asset allocations by reducing exposure to fixed income in favor of equity.

—

The Funds reduced exposure to emerging-market equities near the end of the period. After having underperformed developed markets in 2011, emerging-market stocks came into 2012 with particularly compelling valuations and rallied strongly throughout January and early February, significantly outperforming developed markets. The Funds took profits on their emerging-market holdings in March as valuations grew less compelling and slower economic growth in China became increasingly worrisome. The proceeds from these sales were used to increase exposure to large-cap US stocks and higher-quality, large-cap international developed-market stocks.

—

The Funds maintained exposure to core fixed income through their investment in Total Return. Throughout the period, Total Return tactically managed investment grade credits, cautiously seeking to take advantage of relative value opportunities in industrials and financials. However, following good performance in corporate credit in early 2012, Total Return reduced exposure to the sector toward period end. Additionally, Total Return reduced its allocation to MBS while shifting its positioning within the space, primarily by decreasing exposure to lower-coupon issues. Total Return added exposure to CMBS as the sector benefitted from improving commercial real estate markets and more conservative leverage in newly originated loans. Given a relative lack of liquidity in certain sectors of the securitized market, Total Return refrained from adding exposure to non-agency MBS, while adding to more liquid sectors such as auto loan asset-backed securities.

Describe Funds positioning at period end.
—

At period end, each Fund was positioned with an overweight in equities and underweight in fixed income relative to its respective blended benchmark. The Funds’ equity allocations were overweight in US stocks and underweight in international developed markets. Additionally, the equity holdings continued to reflect a bias toward high-quality, dividend-paying stocks. Within fixed income, each Fund held an allocation to high yield debt, which is not represented in the blended benchmarks; therefore, each Fund ended the period underweight in core fixed income relative to its blended benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	APRIL 30, 2012

Fund Summary as of April 30, 2012	BlackRock Prepared Portfolio 2015

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2015 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	37.5%	50.0%	12.5%
6/12/07 to 1/03/08	42.0	46.4	11.6
1/04/08 to 1/02/09	44.0	44.8	11.2
1/03/09 to 1/05/10	44.7	44.2	11.1
1/06/10 to 4/30/11	45.8	43.4	10.8
5/01/11 to 4/30/12	46.6	42.7	10.7

*See	“About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.43%	1.64%	N/A	3.94%	N/A	3.89%	N/A
Investor A	7.27	1.17	(4.11)%	3.55%	2.45%	3.51	2.41%
Class R	7.11	0.92	N/A	3.23	N/A	3.19	N/A
S&P 500® Index	12.77	4.76	N/A	1.01	N/A	0.98	N/A
2015 Reference Index	6.77	3.83	N/A	3.28	N/A	3.24	N/A
[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2012	5

Fund Summary as of April 30, 2012	BlackRock Prepared Portfolio 2020

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2020 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	30.0%	56.0%	14.0%
6/12/07 to 1/03/08	35.0	52.0	13.0
1/04/08 to 1/02/09	38.0	49.6	12.4
1/03/09 to 1/05/10	39.1	48.7	12.2
1/06/10 to 4/30/11	40.4	47.7	11.9
5/01/11 to 4/30/12	41.6	46.7	11.7

*See	“About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	7.79%	1.31%	N/A	3.49%	N/A	3.45%	N/A
Investor A	7.67	0.87	(4.46)%	3.12	2.02%	3.06	1.97%
Class R	7.46	0.63	N/A	2.81	N/A	2.75	N/A
S&P 500® Index	12.77	4.76	N/A	1.01	N/A	0.98	N/A
2020 Reference Index	7.07	3.34	N/A	2.84	N/A	2.79	N/A
[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	APRIL 30, 2012

Fund Summary as of April 30, 2012	BlackRock Prepared Portfolio 2025

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2025 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	22.5%	62.0%	15.5%
6/12/07 to 1/03/08	26.0	59.2	14.8
1/04/08 to 1/02/09	29.0	56.8	14.2
1/03/09 to 1/05/10	31.3	55.0	13.7
1/06/10 to 4/30/11	33.2	53.4	13.4
5/01/11 to 4/30/12	34.7	52.2	13.1

*See	“About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.20%	0.90%	N/A	2.99%	N/A	2.93%	N/A
Investor A	8.02	0.40	(4.88)%	2.58	1.49%	2.53	1.44%
Class R	7.86	0.10	N/A	2.27	N/A	2.22	N/A
S&P 500® Index	12.77	4.76	N/A	1.01	N/A	0.98	N/A
2025 Reference Index	7.65	2.81	N/A	2.15	N/A	2.10	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2012	7

Fund Summary as of April 30, 2012	BlackRock Prepared Portfolio 2030

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2030 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	15.0%	68.0%	17.0%
6/12/07 to 1/03/08	7.0	74.4	18.6
1/04/08 to 1/02/09	16.0	67.2	16.8
1/03/09 to 1/05/10	20.1	63.9	16.0
1/06/10 to 4/30/11	22.9	61.7	15.4
5/01/11 to 4/30/12	25.1	59.9	15.0
* See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	8.69%	(0.11)%	N/A	2.36%	N/A	2.31%	N/A
Investor A	8.50	(0.54)	(5.80)%	1.93	0.84%	1.88	0.80%
Class R	8.37	(0.81)	N/A	1.64	N/A	1.59	N/A
S&P 500® Index	12.77	4.76	N/A	1.01	N/A	0.98	N/A
2030 Reference Index	8.38	1.97	N/A	0.96	N/A	0.91	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	APRIL 30, 2012

Fund Summary as of April 30, 2012	BlackRock Prepared Portfolio 2035

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2035 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	7.5%	74.0%	18.5%
6/12/07 to 1/03/08	–	80.0	20.0
1/04/08 to 4/30/12	10.0	72.0	18.0
*See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2012

		Average Annual Total Returns
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	9.80%	(1.36)%	N/A	1.64%	N/A	1.59%	N/A
Investor A	9.38	(1.81)	(6.97)%	1.22	0.14%	1.18	0.10%
Class R	9.31	(2.05)	N/A	0.91	N/A	0.87	N/A
S&P 500® Index	12.77	4.76	N/A	1.01	N/A	0.98	N/A
2035 Reference Index	9.71	0.77	N/A	0.69	N/A	0.63	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2012	9

Fund Summary as of April 30, 2012	BlackRock Prepared Portfolio 2040

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2040 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 1/03/08	–	80.0%	20.0%
1/04/08 to 4/30/12	10.0%	72.0	18.0
* See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/osales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	9.79%	(1.03)%	N/A	2.00%	N/A	1.95%	N/A
Investor A	9.56	(1.63)	(6.82)%	1.52	0.44%	1.45	0.38%
Class R	9.31	(1.79)	N/A	1.27	N/A	1.21	N/A
S&P 500® Index	12.77	4.76	N/A	1.01	N/A	0.98	N/A
2040 Reference Index	9.82	0.87	N/A	0.76	N/A	0.69	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	APRIL 30, 2012

Fund Summary as of April 30, 2012	BlackRock Prepared Portfolio 2045

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2045 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 1/03/08	–	80.0%	20.0%
1/04/08 to 4/30/12	10.0%	72.0	18.0

*See	“About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	9.80%	(0.95)%	N/A	2.06%	N/A	2.01%	N/A
Investor A	9.64	(1.41)	(6.60)%	1.55	0.47%	1.48	0.41%
Class R	9.38	(1.72)	N/A	1.29	N/A	1.22	N/A
S&P 500® Index	12.77	4.76	N/A	1.01	N/A	0.98	N/A
2045 Reference Index	9.82	0.87	N/A	0.76	N/A	0.69	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2012	11

Fund Summary as of April 30, 2012	BlackRock Prepared Portfolio 2050

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2050 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 1/03/08	–	80.0%	20.0%
1/04/08 to 4/30/12	10.0%	72.0	18.0

*See	“About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2012

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	9.73%	(1.25)%	N/A	1.12%	N/A	1.08%	N/A
Investor A	9.46	(1.70)	(6.82)%	0.66	(0.42)%	0.59	(0.47)%
Class R	9.32	(1.86)	N/A	0.42	N/A	0.36	N/A
S&P 500® Index	12.77	4.76	N/A	1.01	N/A	0.98	N/A
2050 Reference Index	9.82	0.87	N/A	0.76	N/A	0.69	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	APRIL 30, 2012

Fund Summaries as of April 30, 2012

BlackRock Prepared Portfolio 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	56%
Fixed Income Funds	39
Short-Term Securities	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	36%
BlackRock Equity Dividend Fund, Institutional Class	12
Master Large Cap Growth Portfolio	10
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
BlackRock Global Dynamic Equity Fund, Institutional Class	7
Master Basic Value LLC	6
BlackRock Liquidity Funds, TempFund, Institutional Class	5
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock International Fund, Institutional Class	4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
BlackRock High Yield Bond Portfolio, BlackRock Class	3
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
Master Value Opportunities LLC	1

BlackRock Prepared Portfolio 2020

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	59%
Fixed Income Funds	37
Short-Term Securities	4

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	35%
BlackRock Equity Dividend Fund, Institutional Class	12
Master Large Cap Growth Portfolio	10
Master Basic Value LLC	9
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8
BlackRock Global Dynamic Equity Fund, Institutional Class	7
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Liquidity Funds, TempFund, Institutional Class	4
BlackRock International Fund, Institutional Class	3
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
BlackRock High Yield Bond Portfolio, BlackRock Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	1
Master Value Opportunities LLC	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2012	13

Fund Summaries as of April 30, 2012

BlackRock Prepared Portfolio 2025

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	65%
Fixed Income Funds	29
Short-Term Securities	6

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	27%
BlackRock Equity Dividend Fund, Institutional Class	13
Master Large Cap Growth Portfolio	12
Master Basic Value LLC	11
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8
BlackRock Global Dynamic Equity Fund, Institutional Class	7
BlackRock Liquidity Funds, TempFund, Institutional Class	6
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock International Fund, Institutional Class	3
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
BlackRock High Yield Bond Portfolio, BlackRock Class	2
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
Master Value Opportunities LLC	1

BlackRock Prepared Portfolio 2030

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	75%
Fixed Income Funds	20
Short-Term Securities	5

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	18%
BlackRock Equity Dividend Fund, Institutional Class	15
Master Large Cap Growth Portfolio	12
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11
Master Basic Value LLC	10
BlackRock Global Dynamic Equity Fund, Institutional Class	9
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Liquidity Funds, TempFund, Institutional Class	5
BlackRock International Fund, Institutional Class	4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
Master Value Opportunities LLC	2
BlackRock High Yield Bond Portfolio, BlackRock Class	2

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

14	BLACKROCK FUNDS II	APRIL 30, 2012

Fund Summaries as of April 30, 2012

BlackRock Prepared Portfolio 2035

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	90%
Short-Term Securities	6
Fixed Income Funds	4

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	19%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	14
Master Large Cap Growth Portfolio	14
Master Basic Value LLC	12
BlackRock Global Dynamic Equity Fund, Institutional Class	11
BlackRock International Opportunities Portfolio, Institutional Class	7
BlackRock Liquidity Funds, TempFund, Institutional Class	6
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5
BlackRock International Fund, Institutional Class	4
Master Total Return Portfolio	3
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
Master Value Opportunities LLC	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1

BlackRock Prepared Portfolio 2040

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	91%
Fixed Income Funds	5
Short-Term Securities	4

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	19%
Master Large Cap Growth Portfolio	15
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	14
Master Basic Value LLC.	13
BlackRock Global Dynamic Equity Fund, Institutional Class	11
BlackRock International Opportunities Portfolio, Institutional Class	7
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
Master Total Return Portfolio	4
BlackRock Liquidity Funds, TempFund, Institutional Class	4
BlackRock International Fund, Institutional Class	4
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
Master Value Opportunities LLC	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2012	15

Fund Summaries as of April 30, 2012

BlackRock Prepared Portfolio 2045

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	90%
Short-Term Securities	6
Fixed Income Funds	4

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	18%
Master Large Cap Growth Portfolio	18
Master Basic Value LLC	15
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	13
BlackRock Global Dynamic Equity Fund, Institutional Class	10
BlackRock International Opportunities Portfolio, Institutional Class	7
BlackRock Liquidity Funds, TempFund, Institutional Class	6
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
Master Total Return Portfolio	4
BlackRock International Fund, Institutional Class	3
Master Value Opportunities LLC	2

BlackRock Prepared Portfolio 2050

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	93%
Short-Term Securities	5
Fixed Income Funds	2

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Equity Dividend Fund, Institutional Class	20%
Master Large Cap Growth Portfolio	16
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	14
Master Basic Value LLC	12
BlackRock Global Dynamic Equity Fund, Institutional Class	11
BlackRock International Opportunities Portfolio, Institutional Class	7
BlackRock Liquidity Funds, TempFund, Institutional Class	5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5
BlackRock International Fund, Institutional Class	4
BlackRock U.S. Opportunities Portfolio, Institutional Class	2
Master Value Opportunities LLC	2
Master Total Return Portfolio	1
BlackRock High Yield Bond Portfolio, BlackRock Class	1

The Funds’ allocation and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	APRIL 30, 2012

About Fund Performance

—	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to eligible investors.

—	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

—

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain retirement and other similar plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Funds’ investment advisor, BlackRock Advisors, LLC (the “Manager”), waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, a Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 2 of the Notes to Financial Statements for additional information on waivers and reimbursements. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The Barclays US Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest US companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glide path.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on November 1, 2011 and held through April 30, 2012) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS II	APRIL 30, 2012	17

Expense Examples
	Actual			Hypothetical[1]
	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Prepared Portfolio 2015
Institutional	$1,000.00	$1,074.30	$1.75	$1,000.00	$1,023.17	$1.71	0.34%
Investor A	$1,000.00	$1,072.70	$3.92	$1,000.00	$1,021.08	$3.82	0.76%
Class R	$1,000.00	$1,071.10	$5.36	$1,000.00	$1,019.69	$5.22	1.04%
BlackRock Prepared Portfolio 2020
Institutional	$1,000.00	$1,077.90	$1.65	$1,000.00	$1,023.27	$1.61	0.32%
Investor A	$1,000.00	$1,076.70	$3.98	$1,000.00	$1,021.03	$3.87	0.77%
Class R	$1,000.00	$1,074.60	$5.16	$1,000.00	$1,019.89	$5.02	1.00%
BlackRock Prepared Portfolio 2025
Institutional	$1,000.00	$1,082.00	$1.50	$1,000.00	$1,023.42	$1.46	0.29%
Investor A	$1,000.00	$1,080.20	$3.93	$1,000.00	$1,021.08	$3.82	0.76%
Class R	$1,000.00	$1,078.60	$5.27	$1,000.00	$1,019.79	$5.12	1.02%
BlackRock Prepared Portfolio 2030
Institutional	$1,000.00	$1,086.90	$1.35	$1,000.00	$1,023.57	$1.31	0.26%
Investor A	$1,000.00	$1,085.00	$3.63	$1,000.00	$1,021.38	$3.52	0.70%
Class R	$1,000.00	$1,083.70	$4.97	$1,000.00	$1,020.09	$4.82	0.96%
BlackRock Prepared Portfolio 2035
Institutional	$1,000.00	$1,098.00	$1.04	$1,000.00	$1,023.87	$1.01	0.20%
Investor A	$1,000.00	$1,093.80	$3.59	$1,000.00	$1,021.43	$3.47	0.69%
Class R	$1,000.00	$1,093.10	$4.89	$1,000.00	$1,020.19	$4.72	0.94%
BlackRock Prepared Portfolio 2040
Institutional	$1,000.00	$1,097.90	$1.04	$1,000.00	$1,023.87	$1.01	0.20%
Investor A	$1,000.00	$1,095.60	$3.65	$1,000.00	$1,021.38	$3.52	0.70%
Class R	$1,000.00	$1,093.10	$4.89	$1,000.00	$1,020.19	$4.72	0.94%
BlackRock Prepared Portfolio 2045
Institutional	$1,000.00	$1,098.00	$1.10	$1,000.00	$1,023.82	$1.06	0.21%
Investor A	$1,000.00	$1,096.40	$3.70	$1,000.00	$1,021.33	$3.57	0.71%
Class R	$1,000.00	$1,093.80	$4.95	$1,000.00	$1,020.14	$4.77	0.95%
BlackRock Prepared Portfolio 2050
Institutional	$1,000.00	$1,097.30	$1.04	$1,000.00	$1,023.87	$1.01	0.20%
Investor A	$1,000.00	$1,094.60	$3.65	$1,000.00	$1,021.38	$3.52	0.70%
Class R	$1,000.00	$1,093.20	$4.89	$1,000.00	$1,020.19	$4.72	0.94%
[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

[2]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund invests in Master Portfolios, the expense table example reflects the expenses of both the Fund and the Master Portfolios in which it invests. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

See “Disclosure of Expenses” on page 17 for further information on how expenses were calculated.

18	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2015 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 54.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	40,016	$996,404
BlackRock Equity Dividend Fund, Institutional Class	83,521	1,640,350
BlackRock Global Dynamic Equity Fund, Institutional Class	73,075	898,089
BlackRock International Fund, Institutional Class	39,688	496,893
BlackRock International Opportunities Portfolio, Institutional Class	19,146	615,560
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	14,712	379,429
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,464	202,864
Master Basic Value LLC	$889,224	889,224
Master Large Cap Growth Portfolio	$1,411,785	1,411,785
Master Value Opportunities LLC	$183,198	183,198

		7,713,796

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 38.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	48,071	$373,031
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	177
Master Total Return Portfolio	$5,048,114	5,048,114

		5,421,322

Short-Term Securities – 5.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	754,469	754,469
Total Affiliated Investment Companies
(Cost – $12,766,395) – 98.7%		13,889,587
Other Assets Less Liabilities – 1.3%		183,030

Net Assets – 100.0%		$14,072,617

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2012	Value at April 30, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,318	6,296	10,598	40,016	$996,404	$15,682	–
BlackRock Equity Dividend Fund, Institutional Class	93,460	14,364	24,303	83,521	$1,640,350	$3,056	$19,571
BlackRock Floating Rate Income Portfolio, Institutional Class	75,697	2,662	78,359	–	–	$(20,575)	$1,754
BlackRock Global Dynamic Equity Fund, Institutional Class	78,453	13,747	19,125	73,075	$898,089	$(12,855)	$26,072
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	12,601	10,550	23,151	–	–	$46,933	$1,199
BlackRock High Yield Bond Portfolio, BlackRock Class	151,329	13,543	116,801	48,071	$373,031	$(3,986)	$16,229
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	–	–	15	$177	1	–
BlackRock International Fund, Institutional Class	–	42,361	2,673	39,688	$496,893	$900	–
BlackRock International Opportunities Portfolio, Institutional Class	20,779	3,418	5,051	19,146	$615,560	$(12,875)	$12,673
BlackRock Latin America Fund, Inc, Institutional Class	1,169	174	1,343	–	–	$6,863	$636
BlackRock Liquidity Funds, TempFund, Institutional Class	13,448	741,021[1]	–	754,469	$754,469	–	$71
BlackRock Pacific Fund, Inc., Institutional Class	15,221	2,840	18,061	–	–	$894	$1,940
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,882	2,695	3,865	14,712	$379,429	$13,721	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,402	1,475	1,413	5,464	$202,864	$17,552	–
Master Basic Value LLC	$627,040	$262,184[1]	–	$889,224	$889,224	$32,861	$8,888
Master Large Cap Growth Portfolio	$1,250,746	161,039[1]	–	$1,411,785	$1,411,785	$77,075	$14,546
Master Total Return Portfolio	$5,748,320	–	700,206[2]	$5,048,114	$5,048,114	$28,074	$150,615
Master Value Opportunities LLC	$182,386	812[1]	–	$183,198	$183,198	$13,085	$1,020

    1 Represents net shares/beneficial interest purchased.

    2 Represents net beneficial interest sold.

(b) Non-income producing security.

(c) Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	19

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2015

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,357,266	$7,532,321	–	$13,889,587

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2020 (Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Equity Funds – 59.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	58,136	$1,447,595
BlackRock Equity Dividend Fund, Institutional Class	112,022	2,200,119
BlackRock Global Dynamic Equity Fund, Institutional Class	102,798	1,263,382
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	8	167
BlackRock International Fund, Institutional Class	50,232	628,907
BlackRock International Opportunities Portfolio, Institutional Class	26,525	852,769
BlackRock Latin America Fund, Inc., Institutional Class	1	29
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	20,703	533,929
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	7,348	272,814
Master Basic Value LLC	$1,567,497	1,567,497
Master Large Cap Growth Portfolio	$1,860,872	1,860,872
Master Value Opportunities LLC	$256,284	256,284

		10,884,364

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 37.6%
BlackRock High Yield Bond Portfolio, BlackRock Class	57,025	$442,514
Master Total Return Portfolio	$6,414,636	6,414,636

		6,857,150

Short-Term Securities – 3.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	716,752	716,752
Total Affiliated Investment Companies (Cost – $16,845,330) – 101.1%		18,458,266
Liabilities in Excess of Other Assets – (1.1)%		(192,791)

Net Assets – 100.0%		$18,265,475

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares Sold	Shares/ Beneficial Interest Held at April 30, 2012	Value at April 30, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	60,184	7,648	9,696	58,136	$1,447,595	$10,186	–
BlackRock Equity Dividend Fund, Institutional Class	121,928	16,721	26,627	112,022	$2,200,119	$11,618	$25,606
BlackRock Floating Rate Income Portfolio, Institutional Class	81,411	403	81,814	–	–	$(18,307)	$1,839
BlackRock Global Dynamic Equity Fund, Institutional Class	103,124	16,603	16,929	102,798	$1,263,382	$(12,048)	$34,771
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	14,994	12,728	27,714	8	$167	$57,732	$1,448
BlackRock High Yield Bond Portfolio, BlackRock Class	174,535	11,612	129,122	57,025	$442,514	$(1,190)	$18,747
BlackRock International Fund, Institutional Class	–	52,081	1,849	50,232	$628,907	$229	–
BlackRock International Opportunities Portfolio, Institutional Class	26,890	4,033	4,398	26,525	$852,769	$(10,015)	$16,139
BlackRock Latin America Fund, Inc, Institutional Class	1,404	187	1,590	1	$29	$8,486	$775
BlackRock Liquidity Funds, TempFund, Institutional Class	942	715,810[1]	–	716,752	$716,752	–	$134
BlackRock Pacific Fund, Inc., Institutional Class	19,526	3,362	22,888	–	–	$4,286	$2,450
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	20,880	3,252	3,429	20,703	$533,929	$14,170	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	6,797	1,757	1,206	7,348	$272,814	$24,286	–
Master Basic Value LLC	$869,553	$697,944[1]	–	$1,567,497	$1,567,497	$46,808	$12,496
Master Large Cap Growth Portfolio	$1,626,349	$234,523[1]	–	$1,860,872	$1,860,872	$101,101	$18,802
Master Total Return Portfolio	$6,077,769	$336,867[1]	–	$6,414,636	$6,414,636	$29,161	$167,614
Master Value Opportunities LLC	$238,330	$17,954[1]	–	$256,284	$256,284	$17,914	$1,351

    1 Represents net shares/beneficial interest purchased.

(b) Non-income producing security.

(c) Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	21

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2020

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,358,977	$10,099,289	–	$18,458,266

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2025 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 65.5%
BlackRock Capital Appreciation Fund, Inc.,
BlackRock Class (b)	42,787	$1,065,392
BlackRock Equity Dividend Fund, Institutional Class	80,443	1,579,894
BlackRock Global Dynamic Equity Fund, Institutional Class	73,268	900,466
BlackRock International Fund, Institutional Class	30,765	385,181
BlackRock International Opportunities Portfolio, Institutional Class	18,934	608,713
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	14,782	381,237
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,288	196,356
Master Basic Value LLC	$1,319,503	1,319,503
Master Large Cap Growth Portfolio	$1,523,764	1,523,764
Master Value Opportunities LLC	$183,607	183,607

		8,144,113

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 28.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	33,651	$261,134
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19	224
Master Total Return Portfolio	$3,306,459	3,306,459

		3,567,817

Short-Term Securities – 5.9%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.15% (c)	734,861	734,861
Total Affiliated Investment Companies
(Cost – $11,323,829) – 100.1%		12,446,791
Liabilities in Excess of Other Assets – (0.1)%		(13,893)

Net Assets – 100.0%		$12,432,898

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2012	Value at April 30, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,166	5,443	8,822	42,787	$1,065,392	$12,279	–
BlackRock Equity Dividend Fund, Institutional Class	89,964	11,513	21,034	80,443	$1,579,894	$597	$18,048
BlackRock Floating Rate Income Portfolio, Institutional Class	45,436	576	46,012	–	–	$(11,440)	$1,026
BlackRock Global Dynamic Equity Fund, Institutional Class	76,672	11,461	14,865	73,268	$900,466	$(8,056)	$24,110
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	9,920	7,962	17,882	–	–	$37,110	$893
BlackRock High Yield Bond Portfolio, BlackRock Class	106,424	7,299	80,072	33,651	$261,134	$(6,133)	$11,410
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19	–	–	19	$224	–	–
BlackRock International Fund, Institutional Class	–	32,419	1,654	30,765	$385,181	$383	–
BlackRock International Opportunities Portfolio, Institutional Class	20,022	2,786	3,874	18,934	$608,713	$(6,867)	$11,309
BlackRock Latin America Fund, Inc, Institutional Class	920	113	1,033	–	–	$5,500	$474
BlackRock Liquidity Funds, TempFund, Institutional Class	18,448	716,413[1]	–	734,861	$734,861	–	$122
BlackRock Pacific Fund, Inc., Institutional Class	14,034	2,244	16,278	–	–	$1,922	$1,657
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,535	2,241	2,994	14,782	$381,237	$11,369	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,097	1,229	1,038	5,288	$196,356	$18,096	–
Master Basic Value LLC	$678,007	$641,496[1]	–	$1,319,503	$1,319,503	$33,885	$9,391
Master Large Cap Growth Portfolio	$1,199,737	$324,027[1]	–	$1,523,764	$1,523,764	$74,171	$13,584
Master Total Return Portfolio	$3,328,424	–	$21,965[2]	$3,306,459	$3,306,459	$16,150	$88,707
Master Value Opportunities LLC	$177,974	$5,633[1]	–	$183,607	$183,607	$12,877	$981

1 Represents net shares/beneficial interest purchased.

2 Represents net beneficial interest sold.

(b) Non-income producing security.

(c) Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	23

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,113,458	$6,333,333	–	$12,446,791

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2030 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 74.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	77,351	$1,926,046
BlackRock Equity Dividend Fund, Institutional Class	134,565	2,642,855
BlackRock Global Dynamic Equity Fund, Institutional Class	127,722	1,569,705
BlackRock International Fund, Institutional Class	57,666	721,982
BlackRock International Opportunities Portfolio, Institutional Class	32,365	1,040,531
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	25,739	663,797
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	9,123	338,741
Master Basic Value LLC	$1,691,685	1,691,685
Master Large Cap Growth Portfolio	$2,152,046	2,152,046
Master Value Opportunities LLC	$319,147	319,147

		13,066,535

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 18.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	35,706	$277,080
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	25	291
Master Total Return Portfolio	$3,015,801	3,015,801

		3,293,172

Short-Term Securities – 5.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	901,472	901,472

Total Affiliated Investment Companies (Cost – $15,575,580) – 98.8%		17,261,179
Other Assets Less Liabilities – 1.2%		204,407

Net Assets – 100.0%		$17,465,586

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2012	Value at April 30, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	74,240	13,263	10,152	77,351	$1,926,046	$4,926	–
BlackRock Equity Dividend Fund, Institutional Class	138,422	25,611	29,468	134,565	$2,642,855	$1,871	$29,642
BlackRock Floating Rate Income Portfolio, Institutional Class	45,763	339	46,102	–	–	$(12,381)	$1,037
BlackRock Global Dynamic Equity Fund, Institutional Class	118,927	25,399	16,604	127,722	$1,569,705	$(9,312)	$39,099
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	13,265	12,324	25,589	–	–	$52,445	$1,249
BlackRock High Yield Bond Portfolio, BlackRock Class	112,158	9,519	85,971	35,706	$277,080	$(11,849)	$880
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	25	–	–	25	$291	–	–
BlackRock International Fund, Institutional Class	–	60,617	2,951	57,666	$721,982	$380	–
BlackRock International Opportunities Portfolio, Institutional Class	30,447	6,145	4,227	32,365	$1,040,531	$(8,558)	$29,232
BlackRock Latin America Fund, Inc, Institutional Class	1,215	212	1,427	–	–	$7,656	$654
BlackRock Liquidity Funds, TempFund, Institutional Class	8,237	893,235[1]	–	901,472	$901,472	–	$118
BlackRock Pacific Fund, Inc., Institutional Class	20,988	4,718	25,706	–	–	$2,482	$2,602
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	24,071	5,015	3,347	25,739	$663,797	$19,125	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	7,821	2,469	1,167	9,123	$338,741	$24,555	–
Master Basic Value LLC	$1,111,464	$580,221[1]	–	$1,691,685	$1,691,685	$59,053	$16,061
Master Large Cap Growth Portfolio	$1,837,811	$314,235[1]	–	$2,152,046	$2,152,046	$115,453	$21,248
Master Total Return Portfolio	$3,317,757	–	$301,956[2]	$3,015,801	$3,015,801	$14,465	$92,516
Master Value Opportunities LLC	$275,261	$43,886[1]	–	$319,147	$319,147	$21,690	$1,581

1 Represents net shares/beneficial interest purchased.

2 Represents net beneficial interest sold.

(b) Non-income producing security.

(c) Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	25

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2030

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not nec- essarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$10,082,500	$7,178,679	–	$17,261,179

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2035 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 90.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	43,593	$1,085,472
BlackRock Equity Dividend Fund, Institutional Class	76,469	1,501,845
BlackRock Global Dynamic Equity Fund, Institutional Class	69,124	849,536
BlackRock International Fund, Institutional Class	23,276	291,417
BlackRock International Opportunities Portfolio, Institutional Class	17,129	550,689
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	13,934	359,369
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,009	185,989
Master Basic Value LLC	$914,711	914,711
Master Large Cap Growth Portfolio	$1,058,755	1,058,755
Master Value Opportunities LLC	$172,710	172,710

		6,970,493

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 4.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	5,798	$44,993
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	33	383
Master Total Return Portfolio	$272,177	272,177

		317,553

Short-Term Securities – 6.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	456,360	456,360

Total Affiliated Investment Companies (Cost – $6,725,560) – 100.8%		7,744,406
Liabilities in Excess of Other Assets – (0.8)%		(60,458)

Net Assets – 100.0%		$7,683,948

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2012	Value at April 30, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	50,190	6,307	12,904	43,593	$1,085,472	$20,547	—
BlackRock Equity Dividend Fund, Institutional Class	88,854	12,163	24,548	76,469	$1,501,845	$3,716	$18,104
BlackRock Floating Rate Income Portfolio, Institutional Class	11,556	89	11,645	—	—	$(2,698)	$259
BlackRock Global Dynamic Equity Fund, Institutional Class	77,135	12,187	20,198	69,124	$849,536	$8,355	$24,696
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	7,014	4,197	11,211	—	—	$21,979	$643
BlackRock High Yield Bond Portfolio, BlackRock Class	33,952	2,467	30,621	5,798	$44,993	$(3,174)	$3,252
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32	1	—	33	$383	—	—
BlackRock International Fund, Institutional Class	—	25,445	2,169	23,276	$291,417	$870	—
BlackRock International Opportunities Portfolio, Institutional Class	19,325	2,857	5,053	17,129	$550,689	$(10,634)	$11,545
BlackRock Latin America Fund, Inc, Institutional Class	638	82	720	—	—	$3,520	$335
BlackRock Liquidity Funds, TempFund, Institutional Class	16,275	440,085[1]	—	456,360	$456,360	—	$53
BlackRock Pacific Fund, Inc., Institutional Class	13,040	2,211	15,251	—	—	$(670)	$1,628
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,619	2,397	4,082	13,934	$359,369	$13,466	—
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,146	1,314	1,451	5,009	$185,989	$17,353	—
Master Basic Value LLC	$766,141	$148,570[1]	—	$914,711	$914,711	$32,577	$10,003
Master Large Cap Growth Portfolio	$1,175,665	—	$116,910[2]	$1,058,755	$1,058,755	$63,588	$12,765
Master Total Return Portfolio	$795,837	—	$523,660[2]	$272,177	$272,177	$3,106	$17,741
Master Value Opportunities LLC	$178,487	—	$5,777[2]	$172,710	$172,710	$12,374	$970

1 Represents net shares/beneficial interest purchased.

2 Represents net beneficial interest sold.

(b) Non-income producing security.

(c) Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	27

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,326,053	$2,418,353	–	$7,744,406

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2040 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 91.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	54,295	$1,351,935
BlackRock Equity Dividend Fund, Institutional Class	97,449	1,913,896
BlackRock Global Dynamic Equity Fund, Institutional Class	86,197	1,059,366
BlackRock International Fund, Institutional Class	28,938	362,299
BlackRock International Opportunities Portfolio, Institutional Class	21,396	687,890
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	17,362	447,756
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	6,579	244,292
Master Basic Value LLC	$1,311,572	1,311,572
Master Large Cap Growth Portfolio	$1,530,244	1,530,244
Master Value Opportunities LLC	$215,222	215,222

		9,124,472

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 4.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	6,546	$50,795
Master Total Return Portfolio	$399,170	399,170

		449,965

Short-Term Securities – 3.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	375,673	375,673

Total Affiliated Investment Companies (Cost – $8,676,554) – 100.0%		9,950,110
Liabilities in Excess of Other Assets – 0.0%		(4,041)

Net Assets – 100.0%		$9,946,069

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2012	Value at April 30, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	52,879	9,295	7,879	54,295	$1,351,935	$4,741	–
BlackRock Equity Dividend Fund, Institutional Class	93,756	17,757	14,064	97,449	$1,913,896	$(5,196)	$20,830
BlackRock Floating Rate Income Portfolio, Institutional Class	12,247	310	12,557	–	–	$(2,626)	$279
BlackRock Global Dynamic Equity Fund, Institutional Class	81,385	17,142	12,330	86,197	$1,059,366	$1,215	$26,825
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	7,402	5,076	12,478	–	–	$25,431	$699
BlackRock High Yield Bond Portfolio, BlackRock Class	35,786	3,381	32,621	6,546	$50,795	$(3,107)	$3,586
BlackRock International Fund, Institutional Class	–	30,121	1,183	28,938	$362,299	$164	–
BlackRock International Opportunities Portfolio, Institutional Class	20,414	4,067	3,085	21,396	$687,890	$(7,571)	$12,237
BlackRock Latin America Fund, Inc, Institutional Class	668	120	788	–	–	$4,305	$360
BlackRock Liquidity Funds, TempFund, Institutional Class	14,635	361,038[1]	–	375,673	$375,673	–	$70
BlackRock Pacific Fund, Inc., Institutional Class	13,770	3,059	16,829	–	–	$2,293	$1,726
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	16,479	3,378	2,495	17,362	$447,756	$10,106	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,723	1,783	927	6,579	$244,292	$20,728	–
Master Basic Value LLC	$807,779	503,793[1]	–	$1,311,572	$1,311,572	$40,415	$11,459
Master Large Cap Growth Portfolio	$1,239,893	$290,351[1]	–	$1,530,244	$1,530,244	$82,059	$14,770
Master Total Return Portfolio	$841,713	–	$442,543[2]	$399,170	$399,170	$3,448	$19,682
Master Value Opportunities LLC	$188,399	$26,823[1]	–	$215,222	$215,222	$14,681	$1,080

1 Represents net shares/beneficial interest purchased.

2 Represents net beneficial interest sold.

(b) Non-income producing security.

(c) Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	29

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,493,902	$3,456,208	–	$9,950,110

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2045 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 90.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	24,805	$617,649
BlackRock Equity Dividend Fund, Institutional Class	43,870	861,607
BlackRock Global Dynamic Equity Fund, Institutional Class	39,093	480,448
BlackRock International Fund, Institutional Class	12,313	154,165
BlackRock International Opportunities Portfolio, Institutional Class	9,458	304,087
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	7,848	202,399
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	175	6,508
Master Basic Value LLC	$722,518	722,518
Master Large Cap Growth Portfolio	$828,176	828,176
Master Value Opportunities LLC	$97,433	97,433
4,274,990

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 3.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	627	$4,864
Master Total Return Portfolio	$173,603	173,603
178,467

Short-Term Securities – 6.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	303,062	303,062

Total Affiliated Investment Companies (Cost – $4,243,241) – 100.4%		4,756,519
Liabilities in Excess of Other Assets – (0.4)%		(18,308)
Net Assets – 100.0%		$4,738,211

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2012	Value at April 30, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,602	4,523		4,320		24,805	$617,649	$885	–
BlackRock Equity Dividend Fund, Institutional Class	42,993	8,475		7,598		43,870	$861,607	$(2,044)	$9,366
BlackRock Floating Rate Income Portfolio, Institutional Class	5,599	103		5,702		–	–	$(1,266)	$127
BlackRock Global Dynamic Equity Fund, Institutional Class	37,617	8,199		6,723		39,093	$480,448	$(416)	$12,149
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	3,299	3,097		6,396		–	–	$13,155	$305
BlackRock High Yield Bond Portfolio, BlackRock Class	16,321	592		16,286		627	$4,864	$(2,724)	$615
BlackRock International Fund, Institutional Class	–	12,973		660		12,313	$154,165	$217	–
BlackRock International Opportunities Portfolio, Institutional Class	9,195	1,900		1,637		9,458	$304,087	$(3,998)	$5,407
BlackRock Latin America Fund, Inc, Institutional Class	303	56		359		–	–	$1,928	$160
BlackRock Liquidity Funds, TempFund, Institutional Class	14,338	288,724	[1]	–		303,062	$303,062	–	$47
BlackRock Pacific Fund, Inc., Institutional Class	6,165	1,414		7,579		–	–	$814	$758
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	7,588	1,612		1,352		7,848	$202,399	$4,278	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	155	49		29		175	$6,508	$569	–
Master Basic Value LLC	$376,513	$346,005	[1]	–		$722,518	$722,518	$18,706	$5,306
Master Large Cap Growth Portfolio	$571,126	$257,050	[1]	–		$828,176	$828,176	$39,276	$6,829
Master Total Return Portfolio	$388,343	–		$214,740	[2]	$173,603	$173,603	$1,594	$9,547
Master Value Opportunities LLC	$86,920	$10,513	[1]	–		$97,433	$97,433	$6,686	$495

[1] Representsnet shares/beneficial interest purchased.
[2] Representsnet beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	31

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,934,789	$1,821,730	–	$4,756,519

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	APRIL 30, 2012

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2050 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 91.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	19,798	$492,966
BlackRock Equity Dividend Fund, Institutional Class	35,336	693,993
BlackRock Global Dynamic Equity Fund, Institutional Class	31,237	383,900
BlackRock International Fund, Institutional Class	10,029	125,564
BlackRock International Opportunities Portfolio, Institutional Class	7,637	245,542
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	6,291	162,243
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	2,364	87,762
Master Basic Value LLC	$424,157	424,157
Master Large Cap Growth Portfolio	$558,077	558,077
Master Value Opportunities LLC	$78,362	78,362
3,252,566

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 1.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	2,564	$19,897
Master Total Return Portfolio	$ 44,791	44,791
64,688

Short-Term Securities – 5.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	184,117	184,117

Total Affiliated Investment Companies (Cost – $3,084,184) – 98.5%		3,501,371
Other Assets Less Liabilities – 1.5%		52,962
Net Assets – 100.0%		$3,554,333

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2012	Value at April 30, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	19,159	3,709	3,070		19,798	$492,966	$765	–
BlackRock Equity Dividend Fund, Institutional Class	33,784	7,004	5,452		35,336	$693,993	$(1,626)	$7,529
BlackRock Floating Rate Income Portfolio, Institutional Class	4,398	60	4,458		–	–	$(1,001)	$99
BlackRock Global Dynamic Equity Fund, Institutional Class	29,333	6,705	4,801		31,237	$383,900	$376	$9,595
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	2,679	2,026	4,705		–	–	$9,633	$251
BlackRock High Yield Bond Portfolio, BlackRock Class	12,912	1,270	11,618		2,564	$19,897	$(1,293)	$1,369
BlackRock International Fund, Institutional Class	–	10,560	531		10,029	$125,564	$212	–
BlackRock International Opportunities Portfolio, Institutional Class	7,241	1,574	1,178		7,637	$245,542	$(2,464)	$4,353
BlackRock Latin America Fund, Inc, Institutional Class	243	45	288		–	–	$1,570	$130
BlackRock Liquidity Funds, TempFund, Institutional Class	14,514	169,603[1]	–		184,117	$184,117	–	$19
BlackRock Pacific Fund, Inc., Institutional Class	4,956	1,192	6,148		–	–	$836	$623
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5,932	1,325	966		6,291	$162,243	$4,007	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	2,043	679	358		2,364	$87,762	$7,092	–
Master Basic Value LLC	$293,015	$131,142[1]	–		$424,157	$424,157	$14,757	$4,153
Master Large Cap Growth Portfolio	$447,132	$110,945[1]	–		$558,077	$558,077	$29,859	$5,316
Master Total Return Portfolio	$301,621	–	256,830	[2]	$44,791	$44,791	$1,113	$6,924
Master Value Opportunities LLC	$68,166	$10,196[1]	–		$78,362	$78,362	$5,366	$391

[1] Representsnet shares/beneficial interest purchased.
[2] Representsnet beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	33

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,395,984	$1,105,387	–	$3,501,371

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	APRIL 30, 2012

Statements of Assets and Liabilities

April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Assets
Investments at value – affiliated[1]	$13,889,587	$18,458,266	$12,446,791	$17,261,179	$7,744,406	$9,950,110	$4,756,519	$3,501,371
Investments sold receivable – affiliated	215,000	–	–	265,000	–	–	–	55,000
Capital shares sold receivable	244,015	302,451	240,471	162,660	104,450	92,093	80,319	60,177
Receivable from advisor	10,672	11,163	10,312	11,040	10,358	10,455	10,030	10,522
Dividends receivable – affiliated	54	93	107	78	28	49	37	16
Prepaid expenses	29,558	30,238	29,364	30,083	29,417	29,289	29,060	28,867

Total assets	14,388,886	18,802,211	12,727,045	17,730,040	7,888,659	10,081,996	4,875,965	3,655,953

Liabilities
Capital shares redeemed payable	263,091	480,112	243,486	208,739	157,718	86,944	94,267	58,799
Professional fees payable	21,675	21,449	21,177	21,573	21,103	21,152	20,541	20,669
Accounting fees payable	7,457	7,458	7,458	7,458	7,458	7,458	7,458	7,458
Printing fees payable	7,033	7,822	5,557	7,428	3,768	4,301	2,077	1,455
Custodian fees payable	6,387	6,388	6,391	6,396	6,390	6,382	6,388	6,400
Service and distribution fees payable	4,192	5,408	3,668	5,299	2,189	2,825	1,448	1,086
Transfer agent fees payable	3,444	5,024	3,475	4,425	3,359	4,149	2,763	2,910
Officer’s and Trustees’ fees payable	608	547	610	577	690	679	806	818
Other affiliates payable	91	106	67	126	14	–	–	–
Other accrued expenses payable	2,291	2,422	2,258	2,433	2,022	2,037	2,006	2,025

Total liabilities	316,269	536,736	294,147	264,454	204,711	135,927	137,754	101,620

Net Assets	$14,072,617	$18,265,475	$12,432,898	$17,465,586	$7,683,948	$9,946,069	$4,738,211	$3,554,333

Net Assets Consist of
Paid-in capital	$12,645,161	$16,257,262	$11,041,970	$15,274,721	$6,396,841	$8,410,426	$4,137,292	$3,010,433
Undistributed net investment income	71,359	76,814	43,441	48,293	23,567	36,970	14,669	10,563
Accumulated net realized gain	232,905	318,463	224,525	456,973	244,694	225,117	72,972	116,150
Net unrealized appreciation/depreciation	1,123,192	1,612,936	1,122,962	1,685,599	1,018,846	1,273,556	513,278	417,187

Net Assets	$14,072,617	$18,265,475	$12,432,898	$17,465,586	$7,683,948	$9,946,069	$4,738,211	$3,554,333

[1] Investments at cost – affiliated.	$12,766,395	$16,845,330	$11,323,829	$15,575,580	$6,725,560	$8,676,554	$4,243,241	$3,084,184

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	35

Statements of Assets and Liabilities (concluded)

April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Net Asset Value
Institutional
Net assets	$112,935	$400,465	$142,967	$389,113	$212,983	$253,540	$175,675	$101,561

Shares outstanding[1]	10,818	38,803	14,350	39,614	21,280	25,510	17,065	10,791

Net asset value	$10.44	$10.32	$9.96	$9.82	$10.01	$9.94	$10.29	$9.41

Investor A
Net assets	$7,975,355	$9,986,279	$6,917,154	$8,643,393	$4,449,327	$5,813,205	$2,014,569	$1,707,425

Shares outstanding[1]	769,047	972,777	697,799	886,034	447,531	589,513	197,986	182,919

Net asset value	$10.37	$10.27	$9.91	$9.76	$9.94	$9.86	$10.18	$9.33

Class R
Net assets	$5,984,327	$7,878,731	$5,372,777	$8,433,080	$3,021,638	$3,879,324	$2,547,967	$1,745,347

Shares outstanding[1]	576,467	772,573	544,709	867,818	305,281	394,168	251,900	187,407

Net asset value	$10.38	$10.20	$9.86	$9.72	$9.90	$9.84	$10.11	$9.31

1 Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	APRIL 30, 2012

Statements of Operations

Six Months Ended April 30, 2012 (Unaudited)	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Investment Income
Dividends – affiliated	$80,145	$101,909	$69,049	$104,513	$60,515	$66,612	$28,934	$23,968
Net investment income allocated from affiliated Master Portfolios:
Income	175,069	200,263	112,663	131,406	41,479	46,991	22,177	16,784
Expenses	(24,772)	(29,146)	(17,117)	(21,439)	(8,021)	(9,348)	(4,420)	(3,366)

Total income	230,442	273,026	164,595	214,480	93,973	104,255	46,691	37,386

Expenses
Registration	18,729	18,854	18,410	18,816	18,388	18,396	18,029	18,141
Professional	18,671	19,162	18,197	18,980	17,706	17,888	16,964	16,964
Service and distribution – Class R	15,380	19,709	12,954	19,917	7,746	9,326	5,867	4,426
Service – Investor A	10,396	12,267	7,908	10,239	5,858	6,697	2,094	1,861
Accounting	7,458	7,458	7,458	7,458	7,458	7,458	7,458	7,458
Printing	6,945	8,568	5,432	7,697	3,907	4,382	1,988	1,539
Custodian	6,384	6,370	6,384	6,384	6,384	6,384	6,370	6,370
Officer and Trustees	2,624	2,625	2,553	2,624	2,552	2,552	2,550	2,550
Administration	5,466	6,768	4,366	6,198	2,995	3,492	1,566	1,257
Administration – Institutional	13	44	16	46	25	28	19	11
Administration – Investor A	1,040	1,227	791	1,024	586	670	209	186
Administration – Class R	769	986	648	996	387	466	293	221
Transfer agent – Institutional	131	238	130	186	174	168	227	135
Transfer agent – Investor A	6,190	8,600	6,023	6,959	5,404	6,733	3,603	4,382
Transfer agent – Class R	5,243	5,818	5,360	7,169	5,478	6,647	4,993	5,742
Miscellaneous	4,986	5,052	4,977	5,044	4,960	4,962	4,928	4,926

Total expenses	110,425	123,746	101,607	119,737	90,008	96,249	77,158	76,169
Less administration fees waived	(5,466)	(6,768)	(4,366)	(6,198)	(2,995)	(3,492)	(1,566)	(1,257)
Less administration fees waived – Institutional	(13)	(44)	(16)	(46)	(25)	(28)	(19)	(11)
Less administration fees waived – Investor A	–	–	–	–	(212)	(584)	(209)	(186)
Less administration fees waived – Class R	–	–	(60)	–	(387)	(466)	(293)	(221)
Less transfer agent fees waived – Institutional	(9)	(6)	(7)	(8)	(7)	(7)	(11)	(7)
Less transfer agent fees waived – Investor A	–	–	–	–	(15)	(34)	(37)	(29)
Less transfer agent fees waived – Class R	–	–	–	–	(24)	(20)	(13)	(12)
Less transfer agent fees reimbursed – Institutional	(122)	(232)	(123)	(178)	(167)	(161)	(216)	(128)
Less transfer agent fees reimbursed – Investor A	–	–	–	–	(123)	(90)	(1,474)	(2,489)
Less transfer agent fees reimbursed – Class R	–	–	–	–	(1,731)	(2,152)	(2,171)	(3,606)
Less expenses reimbursed by advisor	(65,797)	(68,089)	(63,411)	(67,003)	(61,355)	(62,022)	(58,287)	(57,948)

Total expenses after fees waived and reimbursed	39,018	48,607	33,624	46,304	22,967	27,193	12,862	10,275

Net investment income	191,424	224,419	130,971	168,176	71,006	77,062	33,829	27,111

Realized and Unrealized Gain
Net realized gain from:
Investments – affiliated	16,025	40,018	20,244	15,877	36,365	10,977	3,172	3,922
Capital gain distributions received from affiliated underlying funds	39,286	49,415	34,516	55,463	36,265	39,506	8,226	14,185
Allocation from affiliated Master Portfolios	151,095	194,984	137,083	210,661	111,645	140,603	66,262	51,095

	206,406	284,417	191,843	282,001	184,275	191,086	77,660	69,202

Net change in unrealized appreciation/depreciation on:
Investments – affiliated	387,023	510,562	371,238	622,131	320,812	413,594	195,545	152,462
Allocation from affiliated Master Portfolios	223,913	288,271	188,914	269,587	135,845	155,633	77,020	58,116

	610,936	798,833	560,152	891,718	456,657	569,227	272,565	210,578

Total realized and unrealized gain	817,342	1,083,250	751,995	1,173,719	640,932	760,313	350,225	279,780

Net Increase in Net Assets Resulting from Operations	$1,008,766	$1,307,669	$882,966	$1,341,895	$711,938	$837,375	$384,054	$306,891

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	37

Statements of Changes in Net Assets

	BlackRock Prepared Portfolio 2015		BlackRock Prepared Portfolio 2020		BlackRock Prepared Portfolio 2025
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations
Net investment income	$191,424	$304,078	$224,419	$321,009	$130,971	$180,033
Net realized gain	206,406	824,918	284,417	1,177,942	191,843	755,127
Net change in unrealized appreciation/depreciation	610,936	(603,006)	798,833	(716,876)	560,152	(507,514)

Net increase in net assets resulting from operations	1,008,766	525,990	1,307,669	782,075	882,966	427,646

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(3,084)	(1,807)	(9,546)	(5,871)	(3,267)	(1,734)
Investor A	(233,212)	(118,476)	(237,302)	(160,104)	(141,264)	(69,421)
Class R	(138,705)	(109,718)	(173,153)	(99,027)	(90,469)	(88,847)
Net realized gain:
Institutional	(3,101)	–	(9,483)	–	(5,726)	–
Investor A	(266,415)	–	(277,514)	–	(289,733)	–
Class R	(187,188)	–	(224,180)	–	(233,299)	–

Decrease in net assets resulting from dividends and distributions to shareholders	(831,705)	(230,001)	(931,178)	(265,002)	(763,758)	(160,002)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,094,379)	3,561,619	(30,637)	2,052,265	573,970	907,054

Net Assets
Total increase (decrease) in net assets	(917,318)	3,857,608	345,854	2,569,338	693,178	1,174,698
Beginning of period	14,989,935	11,132,327	17,919,621	15,350,283	11,739,720	10,565,022

End of period	$14,072,617	$14,989,935	$18,265,475	$17,919,621	$12,432,898	$11,739,720

Undistributed net investment income	$71,359	$254,936	$76,814	$272,396	$43,441	$147,470

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	APRIL 30, 2012

	BlackRock Prepared Portfolio 2030		BlackRock Prepared Portfolio 2035		BlackRock Prepared Portfolio 2040
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations
Net investment income.	$168,176	$191,513	$71,006	$55,507	$77,062	$64,040
Net realized gain.	282,001	1,117,268	184,275	506,322	191,086	565,445
Net change in unrealized appreciation/depreciation	891,718	(601,325)	456,657	(240,885)	569,227	(259,268)

Net increase in net assets resulting from operations	1,341,895	707,456	711,938	320,944	837,375	370,217

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(8,515)	(4,898)	(3,180)	(1,846)	(3,272)	(2,448)
Investor A	(149,990)	(75,252)	(58,797)	(26,519)	(58,230)	(30,231)
Class R	(116,496)	(74,851)	(23,024)	(23,637)	(26,498)	(21,323)
Net realized gain:
Institutional	(18,664)	–	(3,621)	–	(8,253)	–
Investor A	(402,158)	–	(89,889)	–	(208,658)	–
Class R	(382,863)	–	(59,977)	–	(136,750)	–

Decrease in net assets resulting from dividends and distributions to shareholders	(1,078,686)	(155,001)	(238,488)	(52,002)	(441,661)	(54,002)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions .	1,375,584	421,725	(1,148,018)	572,942	712,736	200,250

Net Assets
Total increase (decrease) in net assets	1,638,793	974,180	(674,568)	841,884	1,108,450	516,465
Beginning of period	15,826,793	14,852,613	8,358,516	7,516,632	8,837,619	8,321,154

End of period	$17,465,586	$15,826,793	$7,683,948	$8,358,516	$9,946,069	$8,837,619

Undistributed net investment income	$48,293	$155,118	$23,567	$37,562	$36,970	$47,908

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	39

	BlackRock Prepared Portfolio 2045		BlackRock Prepared Portfolio 2050
Increase in Net Assets:	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations
Net investment income	$33,829	$21,743	$27,111	$19,010
Net realized gain	77,660	186,032	69,202	188,004
Net change in unrealized appreciation/depreciation	272,565	(97,076)	210,578	(83,176)
Net increase in net assets resulting from operations	384,054	110,699	306,891	123,838

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(2,034)	(441)	(1,380)	(1,814)
Investor A	(16,317)	(8,075)	(15,905)	(8,145)
Class R	(16,649)	(13,985)	(12,715)	(11,441)
Net realized gain:
Institutional	(2,311)	–	(3,601)	(577)
Investor A	(26,461)	–	(57,696)	(4,066)
Class R	(37,592)	–	(67,688)	(6,759)
Decrease in net assets resulting from dividends and distributions to shareholders	(101,364)	(22,501)	(158,985)	(32,802)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	498,316	789,248	268,655	339,205

Net Assets
Total increase in net assets	781,006	877,446	416,561	430,241
Beginning of period	3,957,205	3,079,759	3,137,772	2,707,531
End of period	$4,738,211	$3,957,205	$3,554,333	$3,137,772
Undistributed net investment income	$14,669	$15,840	$10,563	$13,452

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	APRIL 30, 2012

Financial Highlights	BlackRock Prepared Portfolio 2015

	Institutional												Investor A
	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,								Period April 20, 2007[1] to October 31, 2007		Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,								Period April 20, 2007[1] to October 31, 2007
			2011		2010		2009		2008						2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of period.	$10.37		$10.12		$8.97		$7.78		$10.76		$10.00		$10.28		$10.05		$8.92		$7.73		$10.74		$10.00
Net investment income[2]	0.16		0.27		0.26		0.38		0.27		0.16		0.14		0.23		0.22		0.22		0.24		0.15
Net realized and unrealized gain (loss)	0.56		0.19		1.08		1.03		(3.10)		0.60		0.56		0.18		1.08		1.17		(3.11)		0.59
Net increase (decrease) from investment operations	0.72		0.46		1.34		1.41		(2.83)		0.76		0.70		0.41		1.30		1.39		(2.87)		0.74
Dividends and distributions from:
Net investment income	(0.32)		(0.21)		(0.19)		(0.22)		(0.08)		–		(0.28)		(0.18)		(0.17)		(0.20)		(0.07)		–
Net realized gain	(0.33)		–		–		–		(0.07)		–		(0.33)		–		–		–		(0.07)		–
Total dividends and distributions	(0.65)		(0.21)		(0.19)		(0.22)		(0.15)		–		(0.61)		(0.18)		(0.17)		(0.20)		(0.14)		–
Net asset value, end of period.	$10.44		$10.37		$10.12		$8.97		$7.78		$10.76		$10.37		$10.28		$10.05		$8.92		$7.73		$10.74

Total Investment Return[3]
Based on net asset value	7.43%	[4]	4.56%	[5]	15.09%	[6]	18.78%		(26.66)%		7.60%	[4]	7.27%	[4]	4.10%	[5]	14.69%	[6]	18.52%		(27.03)%		7.40%	[4]

Ratios to Average Net Assets
Total expenses.	1.60%	[7,8]	1.51%		1.55%	[10]	3.10%	[11]	5.03%	[12]	231.75%	[8,12,13]	1.74%	[7,8]	1.62%	[9]	1.70%	[10]	2.81%	[11]	5.34%	[12]	69.07%	[8,12,13]
Total expenses after fees waived and reimbursed	0.34%	[7,8]	0.27%	[9]	0.10%	[10]	0.12%	[11]	0.10%	[12]	0.05%	[8,12]	0.76%	[7,8]	0.65%	[9]	0.47%	[10]	0.50%	[11]	0.46%	[12]	0.49%	[8,12]
Net investment income	3.11%	[7,8]	2.61%	[9]	2.70%	[10]	4.86%	[11]	2.77%	[12]	2.23%	[8,12]	2.78%	[7,8]	2.23%	[9]	2.31%	[10]	2.80%	[11]	2.46%	[12]	2.65%	[8,12]

Supplemental Data
Net assets, end of period (000)	$113		$96		$54		$45		$50		$22		$7,975		$8,594		$5,429		$3,437		$1,511		$264
Portfolio turnover	35%		112%		98%		57%		52%		37%		35%		112%		98%		57%		52%		37%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% and 14.46% for the Institutional and Investor A Shares, respectively.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.35%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 350.79% and 94.70% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	41

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2015

	Class R
	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,								Period April 20, 2007[1] to October 31,
			2011		2010		2009		2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$10.26		$10.04		$8.91		$7.74		$10.72		$10.00
Net investment income[2]	0.12		0.20		0.18		0.20		0.20		0.12
Net realized and unrealized gain (loss)	0.57		0.18		1.09		1.15		(3.08)		0.60
Net increase (decrease) from investment operations.	0.69		0.38		1.27		1.35		(2.88)		0.72
Dividends and distributions from:
Net investment income	(0.24)		(0.16)		(0.14)		(0.18)		(0.03)		–
Net realized gain	(0.33)		–		–		–		(0.07)		–
Total dividends and distributions	(0.57)		(0.16)		(0.14)		(0.18)		(0.10)		–
Net asset value, end of period.	$10.38		$10.26		$10.04		$8.91		$7.74		$10.72

Total Investment Return[3]
Based on net asset value	7.11%	[4]	3.76%	[5]	14.36%	[6]	17.92%		(27.11)%		7.20%	[4]

Ratios to Average Net Assets
Total expenses.	2.01%	[7,8]	1.92%	[9]	2.06%	[10]	3.19%	[11]	4.59%	[12]	232.47%	[8,12,13]
Total expenses after fees waived and reimbursed.	1.04%	[7,8]	0.97%	[9]	0.81%	[10]	0.84%	[11]	0.75%	[12]	0.78%	[8,12]
Net investment income	2.41%	[7,8]	1.92%	[9]	1.96%	[10]	2.51%	[11]	2.08%	[12]	2.10%	[8,12]

Supplemental Data
Net assets, end of period (000)	$5,984		$6,299		$5,649		$3,793		$1,984		$21
Portfolio turnover	35%		112%		98%		57%		52%		37%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
3	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.13%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.35%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.43%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 351.74%.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	APRIL 30, 2012

Financial Highlights	BlackRock Prepared Portfolio 2020

	Institutional						Investor A
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,				Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31,							Period April 20, 2007[1] to October 31, 2007
		2011	2010	2009	2008				2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of period.	$10.16	$9.90	$8.75	$7.57	$10.84	$10.00	$10.08		$9.84		$8.71		$7.53		$10.82	$10.00
Net investment income[2]	0.15	0.25	0.23	0.23	0.24	0.14	0.13		0.20		0.19		0.20		0.23	0.12
Net realized and unrealized gain (loss)	0.59	0.22	1.09	1.15	(3.38)	0.70	0.60		0.22		1.09		1.16		(3.40)	0.70
Net increase (decrease) from investment operations	0.74	0.47	1.32	1.38	(3.14)	0.84	0.73		0.42		1.28		1.36		(3.17)	0.82
Dividends and distributions from:
Net investment income	(0.29)	(0.21)	(0.17)	(0.20)	(0.06)	–	(0.25)		(0.18)		(0.15)		(0.18)		(0.05)	–
Net realized gain	(0.29)	–	–	–	(0.07)	–	(0.29)		–		–		–		(0.07)	–
Total dividends and distributions	(0.58)	(0.21)	(0.17)	(0.20)	(0.13)	–	(0.54)		(0.18)		(0.15)		(0.18)		(0.12)	–
Net asset value, end of period.	$10.32	$10.16	$9.90	$8.75	$7.57	$10.84	$10.27		$10.08		$9.84		$8.71		$7.53	$10.82

Total Investment Return[3]
Based on net asset value	7.79%[4]	4.78%[5]	15.26% [6]	18.89%	(29.30)%	8.40%[4]	7.67%	[4]	4.24%	[5]	14.78%	[6]	18.56%		(29.58)%	8.20%	[4]

Ratios to Average Net Assets
Total expenses.	1.31%[7,8]	1.26%[9]	1.21%[10]	2.05%[11]	3.50%[12]	77.97%[8,12,13]	1.60%	[7,8]	1.52%	[9]	1.52%	[10]	2.31%	[11]	3.68% [12]	144.28%	[8,12,13]
Total expenses after fees waived and reimbursed	0.32%[7,8]	0.25%[9]	0.11%[10]	0.13%[11]	0.08%[12]	0.13%[8,12]	0.77%	[7,8]	0.68%	[9]	0.55%	[10]	0.55%	[11]	0.43% [12]	0.58%	[8,12]
Net investment income	2.98%[7,8]	2.40%[9]	2.50%[10]	3.04%[11]	2.41%[12]	2.50%[8,12]	2.60%	[7,8]	1.97%	[9]	2.05%	[10]	2.54%	[11]	2.32% [12]	2.13%	[8,12]

Supplemental Data
Net assets, end of period (000)	$400	$326	$262	$223	$193	$155	$9,986		$9,994		$8,433		$4,926		$2,967	$80
Portfolio turnover	33%	138%	106%	44%	55%	39%	33%		138%		106%		44%		55%	39%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% and 14.54% for the Institutional and Investor A Shares, respectively.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 107.29% and 214.43% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	43

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2020

	Class R
	Six Months									Period
	Ended									April 20,
	April 30,									2007[1] to
	2012		Year Ended October 31,							October 31,
	(Unaudited)		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$10.01		$9.77		$8.65		$7.50		$10.80	$ 10.00
Net investment income[2]	0.11		0.17		0.16		0.16		0.18	0.09
Net realized and unrealized gain (loss)	0.59		0.22		1.09		1.16		(3.36)	0.71
Net increase (decrease) from investment operations	0.70		0.39		1.25		1.32		(3.18)	0.80
Dividends and distributions from:
Net investment income	(0.22)		(0.15)		(0.13)		(0.17)		(0.05)	–
Net realized gain	(0.29)		–		–		–		(0.07)	–
Total dividends and distributions	(0.51)		(0.15)		(0.13)		(0.17)		(0.12)	–
Net asset value, end of period	$10.20		$10.01		$9.77		$8.65		$7.50	$ 10.80

Total Investment Return[3]
Based on net asset value	7.46%	[4]	3.95%	[5]	14.53%	[6]	18.11%		(29.76)%	8.00%	[4]

Ratios to Average Net Assets
Total expenses	1.82%	[7,8]	1.79%	[9]	1.84%	[10]	2.64%	[11]	4.30% [12]	227.19%	[8,12,13]
Total expenses after fees waived and reimbursed	1.00%	[7,8]	0.96%	[9]	0.85%	[10]	0.87%	[11]	0.84% [12]	0.80%	[8,12]
Net investment income	2.32%	[7,8]	1.69%	[9]	1.76%	[10]	2.08%	[11]	1.88% [12]	1.64%	[8,12]

Supplemental Data
Net assets, end of period (000)	$7,879		$7,599		$6,655		$5,287		$1,914	$ 22
Portfolio turnover	33%		138%		106%		44%		55%	39%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.29%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.38%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 346.14%.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	APRIL 30, 2012

Financial Highlights	BlackRock Prepared Portfolio 2025

	Institutional						Investor A
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,				Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,				Period April 20, 2007[1] to October 31, 2007
		2011	2010	2009	2008			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.95	$9.66	$8.50	$7.38	$11.00	$10.00	$9.88	$9.60	$8.46	$7.35	$10.98	$10.00
Net investment income[2]	0.14	0.22	0.20	0.20	0.22	0.10	0.12	0.17	0.15	0.16	0.17	0.09
Net realized and unrealized gain (loss)	0.61	0.27	1.10	1.06	(3.67)	0.90	0.61	0.27	1.10	1.07	(3.64)	0.89
Net increase (decrease) from investment operations	0.75	0.49	1.30	1.26	(3.45)	1.00	0.73	0.44	1.25	1.23	(3.47)	0.98
Dividends and distributions from:
Net investment income	(0.27)	(0.20)	(0.14)	(0.14)	(0.09)	–	(0.23)	(0.16)	(0.11)	(0.12)	(0.08)	–
Net realized gain	(0.47)	–	–	–	(0.08)	–	(0.47)	–	–	–	(0.08)	–
Total dividends and distributions	(0.74)	(0.20)	(0.14)	(0.14)	(0.17)	–	(0.70)	(0.16)	(0.11)	(0.12)	(0.16)	–
Net asset value, end of period	$9.96	$9.95	$9.66	$8.50	$7.38	$11.00	$9.91	$9.88	$9.60	$8.46	$7.35	$10.98

Total Investment Return[3]
Based on net asset value	8.20%[4]	5.05%[5]	15.41%[6]	17.55%	(31.85)%	10.00%[4]	8.02%[4]	4.54%[5]	14.93%[6]	17.08%	(32.05)%	9.80%[4]

Ratios to Average Net Assets
Total expenses	1.69%[7,8]	1.64%[9]	1.59%[10]	3.05%[11]	6.13%[12]	146.48%[8,12,13]	1.92%[7,8]	1.85%[9]	1.79%[10]	3.10%[11]	6.13%[12]	42.43%[8,12,13]
Total expenses after fees waived and reimbursed	0.29%[7,8]	0.23%[9]	0.13%[10]	0.15%[11]	0.13%[12]	0.07%[8,12]	0.76%[7,8]	0.65%[9]	0.55%[10]	0.57%[11]	0.49%[12]	0.47%[8,12]
Net investment income	2.82%[7,8]	2.14%[9]	2.22%[10]	2.77%[11]	2.24%[12]	1.77%[8,12]	2.39%[7,8]	1.70%[9]	1.70%[10]	2.14%[11]	1.81%[12]	1.55%[8,12]

Supplemental Data
Net assets, end of period (000)	$143	$116	$64	$56	$76	$47	$6,917	$6,181	$4,353	$2,354	$1,569	$474
Portfolio turnover	39%	119%	116%	54%	80%	36%	39%	119%	116%	54%	80%	36%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% and 14.81% for the Institutional and Investor A Shares, respectively.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.41%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 217.58% and 58.31% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	45

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2025

	Class R
	Six Months								Period
	Ended								April 20,
	April 30,								2007[1] to
	2012	Year Ended October 31,							October 31,
	(Unaudited)	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.80	$9.52		$8.41		$7.32		$10.95	$ 10.00
Net investment income[2]	0.10	0.14		0.13		0.12		0.13	0.08
Net realized and unrealized gain (loss)	0.61	0.27		1.08		1.08		(3.61)	0.87
Net increase (decrease) from investment operations.	0.71	0.41		1.21		1.20		(3.48)	0.95
Dividends and distributions from:
Net investment income	(0.18)	(0.13)		(0.10)		(0.11)		(0.07)	–
Net realized gain	(0.47)	–		–		–		(0.08)	–
Total dividends and distributions	(0.65)	(0.13)		(0.10)		(0.11)		(0.15)	–
Net asset value, end of period	$ 9.86	$9.80		$9.52		$8.41		$7.32	$ 10.95

Total Investment Return[3]
Based on net asset value	7.86% [4]	4.35%	[5]	14.47%	[6]	16.75%		(32.20)%	9.50% [4]

Ratios to Average Net Assets
Total expenses	2.19% [7,8]	2.09%	[9]	2.13%	[10]	3.39%	[11]	5.99% [12]	94.71% [8,12,13]
Total expenses after fees waived and reimbursed	1.02% [7,8]	0.95%	[9]	0.86%	[10]	0.89%	[11]	0.80% [12]	0.77% [8,12]
Net investment income	2.07% [7,8]	1.42%	[9]	1.49%	[10]	1.61%	[11]	1.41% [12]	1.33% [8,12]

Supplemental Data
Net assets, end of period (000)	$ 5,373	$5,443		$6,148		$4,502		$1,306	$ 225
Portfolio turnover	39%	119%		116%		54%		80%	36%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.35%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.41%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.49%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 144.26%.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	APRIL 30, 2012

Financial Highlights	BlackRock Prepared Portfolio 2030

	Institutional						Investor A
	Six Months					Period	Six Months					Period
	Ended					April 20,	Ended					April 20,
	April 30,					2007[1] to	April 30,					2007[1] to
	2012	Year Ended October 31,				October 31,	2012	Year Ended October 31,				October 31,
	(Unaudited)	2011	2010	2009	2008	2007	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.76	$9.43	$8.25	$7.10	$11.09	$10.00	$ 9.68	$9.35	$8.20	$7.07	$11.07	$ 10.00
Net investment income[2]	0.13	0.17	0.16	0.13	0.13	0.05	0.10	0.13	0.12	0.10	0.11	0.03
Net realized and unrealized gain (loss)	0.66	0.31	1.13	1.11	(3.97)	1.04	0.66	0.31	1.12	1.09	(3.97)	1.04
Net increase (decrease) from investment operations	0.79	0.48	1.29	1.24	(3.84)	1.09	0.76	0.44	1.24	1.19	(3.86)	1.07
Dividends and distributions from:
Net investment income	(0.23)	(0.15)	(0.11)	(0.09)	(0.06)	–	(0.18)	(0.11)	(0.09)	(0.06)	(0.05)	–
Net realized gain	(0.50)	–	–	–	(0.09)	–	(0.50)	–	–	–	(0.09)	–
Total dividends and distributions	(0.73)	(0.15)	(0.11)	(0.09)	(0.15)	–	(0.68)	(0.11)	(0.09)	(0.06)	(0.14)	–
Net asset value, end of period	$ 9.82	$9.76	$9.43	$8.25	$7.10	$11.09	$ 9.76	$9.68	$9.35	$8.20	$7.07	$ 11.07

Total Investment Return[3]
Based on net asset value	8.69%[4]	5.04%[5]	15.76%[6]	17.83%	(34.98)%	10.90%[4]	8.50%[4]	4.69%[5]	15.17%[7]	17.11%	(35.35)%	10.70%[4]

Ratios to Average Net Assets
Total expenses	1.27%[8,9]	1.21%[10]	1.34%[11]	2.11%[12]	4.95%[13]	152.76%[9,13,14]	1.59%[8,9]	1.51%[10]	1.62%[11]	2.73%[12]	4.94%[13]	97.81%[9,13,14]
Total expenses after fees waived and reimbursed	0.26%[8,9]	0.20%[10]	0.15%[11]	0.18%[12]	0.08%[13]	0.12%[9,13]	0.70%[8,9]	0.62%[10]	0.59%[11]	0.65%[12]	0.51%[13]	0.57%[9,13]
Net investment income	2.64%[8,9]	1.74%[10]	1.81%[11]	1.62%[12]	1.35%[13]	0.82%[9,13]	2.17%[8,9]	1.32%[10]	1.37%[11]	1.37%[12]	1.14%[13]	0.49%[9,13]

Supplemental Data
Net assets, end of period (000)	$ 389	$355	$302	$166	$24	$43	$ 8,643	$8,008	$6,787	$4,223	$1,675	$ 199
Portfolio turnover	37%	117%	114%	29%	62%	42%	37%	117%	114%	29%	62%	42%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64%.
[7]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.
[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.
[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 231.27% and 129.63% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	47

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2030

	Class R
	Six Months								Period
	Ended								April 20,
	April 30,								2007[1] to
	2012	Year Ended October 31,							October 31,
	(Unaudited)	2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.62	$9.31		$8.16		$7.05		$11.05	$ 10.00
Net investment income[2]	0.09	0.10		0.09		0.08		0.06	0.01
Net realized and unrealized gain (loss)	0.66	0.30		1.13		1.09		(3.93)	1.04
Net increase (decrease) from investment operations	0.75	0.40		1.22		1.17		(3.87)	1.05
Dividends and distributions from:
Net investment income	(0.15)	(0.09)		(0.07)		(0.06)		(0.04)	–
Net realized gain	(0.50)	–		–		–		(0.09)	–
Total dividends and distributions	(0.65)	(0.09)		(0.07)		(0.06)		(0.13)	–
Net asset value, end of period	$ 9.72	$9.62		$9.31		$8.16		$7.05	$ 11.05

Total Investment Return[3]
Based on net asset value	8.37% [4]	4.25%	[5]	14.97%	[6]	16.81%		(35.44)%	10.50% [4]

Ratios to Average Net Assets
Total expenses	1.85% [7,8]	1.80%	[9]	1.94%	[10]	3.04%	[11]	5.31% [12]	186.99% [8,12,13]
Total expenses after fees waived and reimbursed	0.96% [7,8]	0.92%	[9]	0.88%	[10]	0.91%	[11]	0.89% [12]	0.83% [8,12]
Net investment income	1.87% [7,8]	1.01%	[9]	1.04%	[10]	1.03%	[11]	0.70% [12]	0.10% [8,12]

Supplemental Data
Net assets, end of period (000)	$ 8,433	$7,463		$7,763		$5,039		$1,575	$ 22
Portfolio turnover	37%	117%		114%		29%		62%	42%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.85%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.47%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.54%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 304.30%.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	APRIL 30, 2012

Financial Highlights	BlackRock Prepared Portfolio 2035

	Institutional						Investor A
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,				Period April 20, 2007[1] to October 31,	Six Months Ended April 30, 2012	Year Ended October 31,				Period April 20, 2007[1] to October 31,
		2011	2010	2009	2008	2007	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period.	$9.46	$9.13	$7.98	$6.90	$11.04	$10.00	$9.39	$9.07	$7.93	$6.86	$11.02	$10.00
Net investment income[2]	0.11	0.12	0.12	0.10	0.14	0.03	0.09	0.07	0.08	0.07	0.09	0.01
Net realized and unrealized gain (loss)	0.78	0.31	1.12	1.03	(4.14)	1.01	0.76	0.32	1.12	1.02	(4.11)	1.01
Net increase (decrease) from investment operations	0.89	0.43	1.24	1.13	(4.00)	1.04	0.85	0.39	1.20	1.09	(4.02)	1.02
Dividends and distributions from:
Net investment income	(0.16)	(0.10)	(0.09)	(0.05)	(0.05)	–	(0.12)	(0.07)	(0.06)	(0.02)	(0.05)	–
Net realized gain	(0.18)	–	–	–	(0.09)	–	(0.18)	–	–	–	(0.09)	–
Total dividends and distributions	(0.34)	(0.10)	(0.09)	(0.05)	(0.14)	–	(0.30)	(0.07)	(0.06)	(0.02)	(0.14)	–
Net asset value, end of period.	$10.01	$9.46	$9.13	$7.98	$6.90	$11.04	$9.94	$9.39	$9.07	$7.93	$6.86	$11.02

Total Investment Return[3]
Based on net asset value	9.80%[4]	4.73%[5]	15.55%[5]	16.48%	(36.63)%	10.40%[4]	9.38%[4]	4.32%[5]	15.21%[5]	16.05%	(36.92)%	10.20%[4]

Ratios to Average Net Assets
Total expenses.	2.01%[6,7]	1.84%[8]	2.19%[9]	4.53%[8]	9.29%[10]	158.80%[7,10,11]	2.32%[6,7]	2.16%[8]	2.36%[9]	4.70%[8]	8.89%[10]	128.07%[7,10,11]
Total expenses after fees waived and reimbursed	0.20%[6,7]	0.17%[8]	0.17%[9]	0.19%[8]	0.11%[10]	0.14%[7,10]	0.69%[6,7]	0.60%[8]	0.56%[9]	0.63%[8]	0.50%[10]	0.62%[7,10]
Net investment income	2.26%[6,7]	1.23%[8]	1.38%[9]	1.39%[8]	1.41%[10]	0.46%[7,10]	1.87%[6,7]	0.77%[8]	0.92%[9]	1.06%[8]	0.92%[10]	0.10%[7,10]

Supplemental Data
Net assets, end of period (000)	$213	$207	$70	$56	$32	$46	$4,449	$4,878	$3,227	$1,774	$1,122	$115
Portfolio turnover	28%	94%	115%	37%	67%	34%	28%	94%	115%	37%	67%	34%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]	Annualized.
[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 235.03% and 174.22% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	49

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2035

	Class R
	Six Months Ended April 30, 2012	Year Ended October 31,				Period April 20, 2007[1] to October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.31	$9.00	$7.89	$6.84	$11.00	$10.00
Net investment income (loss)[2]	0.08	0.05	0.05	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	0.76	0.31	1.11	1.03	(4.08)	1.01
Net increase (decrease) from investment operations	0.84	0.36	1.16	1.07	(4.04)	1.00
Dividends and distributions from:
Net investment income	(0.07)	(0.05)	(0.05)	(0.02)	(0.03)	–
Net realized gain	(0.18)	–	–	–	(0.09)	–
Total dividends and distributions	(0.25)	(0.05)	(0.05)	(0.02)	(0.12)	–
Net asset value, end of period	$9.90	$9.31	$9.00	$7.89	$6.84	$11.00

Total Investment Return[3]
Based on net asset value	9.31%[4]	3.96%[5]	14.76%[6]	15.72%	(37.09)%	10.00%[4]

Ratios to Average Net Assets

Total expenses	2.69%[7,8]	2.43%[9]	2.85%[10]	5.25%[9]	9.63%[11]	179.46%[8,11,12]
Total expenses after fees waived and reimbursed	0.94%[7,8]	0.91%[9]	0.91%[10]	0.94%[9]	0.93%[11]	0.86%[8,11]
Net investment income (loss)	1.60%[7,8]	0.48%[9]	0.56%[10]	0.58%[9]	0.46%[11]	(0.22)%[8,11]

Supplemental Data
Net assets, end of period (000)	$3,022	$3,273	$4,219	$2,300	$582	$43
Portfolio turnover	28%	94%	115%	37%	67%	34%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 282.70%.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	APRIL 30, 2012

Financial Highlights	BlackRock Prepared Portfolio 2040

	Institutional						Investor A
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,				Period April 20, 2007[1] to October 31,	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,				Period April 20, 2007[1] to October 31, 2007
		2011	2010	2009	2008	2007		2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.60	$9.25	$8.07	$6.96	$11.19	$10.00	$9.50	$9.17	$8.01	$6.92	$11.17	$10.00
Net investment income[2]	0.10	0.13	0.11	0.10	0.10	0.02	0.08	0.08	0.07	0.06	0.08	– [3]
Net realized and unrealized gain (loss)	0.78	0.33	1.15	1.07	(4.17)	1.17	0.78	0.32	1.14	1.06	(4.18)	1.17
Net increase (decrease) from investment operations	0.88	0.46	1.26	1.17	(4.07)	1.19	0.86	0.40	1.21	1.12	(4.10)	1.17
Dividends and distributions from:
Net investment income	(0.15)	(0.11)	(0.08)	(0.06)	(0.06)	–	(0.11)	(0.07)	(0.05)	(0.03)	(0.05)	–
Net realized gain	(0.39)	–	–	–	(0.10)	–	(0.39)	–	–	–	(0.10)	–
Total dividends and distributions	(0.54)	(0.11)	(0.08)	(0.06)	(0.16)	–	(0.50)	(0.07)	(0.05)	(0.03)	(0.15)	–
Net asset value, end of period	$9.94	$9.60	$9.25	$8.07	$6.96	$11.19	$9.86	$9.50	$9.17	$8.01	$6.92	$11.17

Total Investment Return[4]
Based on net asset value	9.79%[5]	4.95%[6]	15.67%[7]	17.02%	(36.87)%	11.90%[5]	9.56%[5]	4.30%[6]	15.21%[8]	16.38%	(37.16)%	11.70%[5]

Ratios to Average Net Assets

Total expenses	1.78%[9,10]	1.78%[11]	1.89%[12]	3.82%[13]	9.56%[14]	134.69%[10,14,15]	2.14%[9,10]	2.16%[11]	2.34%[12]	4.41%[13]	9.62%[14]	94.51%[10,14,15]
Total expenses after fees waived and reimbursed	0.20%[9,10]	0.17%[11]	0.17%[12]	0.19%[13]	0.12%[14]	0.14%[10,14]	0.70%[9,10]	0.66%[11]	0.66%[12]	0.69%[13]	0.59%[14]	0.56%[10,14]
Net investment income	2.19%[9,10]	1.31%[11]	1.32%[12]	1.35%[13]	1.07%[14]	0.39%[10,14]	1.79%[9,10]	0.82%[11]	0.84%[12]	0.88%[13]	0.86%[14]	0.03%[10,14]

Supplemental Data
Net assets, end of period (000)	$254	$224	$204	$111	$37	$38	$5,813	$5,199	$4,621	$2,656	$1,126	$186
Portfolio turnover	31%	99%	114%	29%	80%	36%	31%	99%	114%	29%	80%	36%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[7]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional Shares total return.
[8]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08%.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]	Annualized.
[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[15]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 224.56% and 119.34% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	51

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2040

	Class R
	Six Months Ended April 30, 2012	Year Ended October 31,				Period April 20, 2007[1] to October 31,

	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.47	$9.14	$7.99	$6.92	$11.14	$10.00
Net investment income (loss)[2]	0.07	0.05	0.06	0.04	0.03	(0.02)
Net realized and unrealized gain (loss)	0.77	0.33	1.13	1.06	(4.14)	1.16
Net increase (decrease) from investment operations.	0.84	0.38	1.19	1.10	(4.11)	1.14
Dividends and distributions from:
Net investment income	(0.08)	(0.05)	(0.04)	(0.03)	(0.01)	–
Net realized gain	(0.39)	–	–	–	(0.10)	–
Total dividends and distributions	(0.47)	(0.05)	(0.04)	(0.03)	(0.11)	–
Net asset value, end of period	$9.84	$9.47	$9.14	$7.99	$6.92	$11.14

Total Investment Return[3]
Based on net asset value	9.31%[4]	4.18%[5]	14.93%[6]	16.08%	(37.24)%	11.40%[4]

Ratios to Average Net Assets
Total expenses	2.49%[7,8]	2.51%[9]	2.83%[10]	4.83%[11]	9.66%[12]	149.22%[8,12,13]
Total expenses after fees waived and reimbursed	0.94%[7,8]	0.91%[9]	0.91%[10]	0.93%[11]	0.92%[12]	0.84%[8,12]
Net investment income (loss)	1.42%[7,8]	0.56%[9]	0.65%[10]	0.52%[11]	0.33%[12]	(0.35)%[8,12]

Supplemental Data
Net assets, end of period (000)	$3,879	$3,414	$3,496	$2,582	$532	$25
Portfolio turnover	31%	99%	114%	29%	80%	36%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 260.79%.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	APRIL 30, 2012

Financial Highlights	BlackRock Prepared Portfolio 2045

	Institutional						Investor A
	Six Months Ended April 30, 2012	Year Ended October 31,				Period April 20, 2007[1] to October 31,	Six Months Ended April 30, 2012	Year Ended October 31,				Period April 20, 2007[1] to October 31,
	(Unaudited)	2011	2010	2009	2008	2007	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.68	$9.32	$8.16	$7.02	$11.33	$10.00	$9.55	$9.21	$8.08	$6.97	$11.30	$10.00
Net investment income[2]	0.11	0.12	0.12	0.11	0.09	0.02	0.09	0.07	0.07	0.08	0.07	—[3]
Net realized and unrealized gain (loss)	0.80	0.36	1.12	1.06	(4.24)	1.31	0.80	0.35	1.10	1.04	(4.26)	1.30
Net increase (decrease) from investment operations	0.91	0.48	1.24	1.17	(4.15)	1.33	0.89	0.42	1.17	1.12	(4.19)	1.30
Dividends and distributions from:
Net investment income	(0.14)	(0.12)	(0.08)	(0.03)	(0.07)	–	(0.10)	(0.08)	(0.04)	(0.01)	(0.05)	–
Net realized gain	(0.16)	–	–	–	(0.09)	–	(0.16)	–	–	–	(0.09)	–
Total dividends and distributions	(0.30)	(0.12)	(0.08)	(0.03)	(0.16)	–	(0.26)	(0.08)	(0.04)	(0.01)	(0.14)	–
Net asset value, end of period	$10.29	$9.68	$9.32	$8.16	$7.02	$11.33	$10.18	$9.55	$9.21	$8.08	$6.97	$11.30

Total Investment Return[4]
Based on net asset value	9.80%[5]	5.10%[6]	15.20%[6]	16.70%	(37.12)%	13.30%[5]	9.64%[5]	4.50%[6]	14.55%[6]	16.13%	(37.48)%	13.00%[5]

Ratios to Average Net Assets
Total expenses	3.39%[7,8]	4.10%[9]	4.80%[10]	9.92%[9]	32.26%[11]	223.70%[8,11,12]	3.78%[7,8]	4.24%[9]	4.76%[10]	9.55%[9]	23.08%[11]	200.49%[8,11,12]
Total expenses after fees waived and reimbursed	0.21%[7,8]	0.17%[9]	0.17%[10]	0.19%[9]	0.10%[11]	0.14%[8,11]	0.71%[7,8]	0.67%[9]	0.67%[10]	0.68%[9]	0.61%[11]	0.67%[8,11]
Net investment income	2.19%[7,8]	1.19%[9]	1.33%[10]	1.54%[9]	0.97%[11]	0.43%[8,11]	1.76%[7,8]	0.73%[9]	0.83%[10]	1.08%[9]	0.80%[11]	0.03%[8,11]

Supplemental Data
Net assets, end of period (000)	$176	$133	$35	$23	$20	$23	$2,015	$1,656	$950	$677	$538	$84
Portfolio turnover	42%	82%	123%	49%	103%	99%	42%	82%	123%	49%	103%	99%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 340.57% and 273.93% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	53

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2045

	Class R
	Six Months Ended April 30, 2012		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	(Unaudited)		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.48		$9.15		$8.04		$6.94		$11.28	$10.00
Net investment income (loss)[2]	0.07		0.05		0.05		0.04		0.07	(0.02)
Net realized and unrealized gain (loss)	0.79		0.34		1.10		1.06		(4.26)	1.30
Net increase (decrease) from investment operations.	0.86		0.39		1.15		1.10		(4.19)	1.28
Dividends and distributions from:
Net investment income	(0.07)		(0.06)		(0.04)		–		(0.06)	–
Net realized gain	(0.16)		–		–		–		(0.09)	–
Total dividends and distributions	(0.23)		(0.06)		(0.04)		–		(0.15)	–
Net asset value, end of period.	$10.11		$9.48		$9.15		$8.04		$6.94	$11.28

Total Investment Return[3]
Based on net asset value	9.38%	[4]	4.24%	[5]	14.38%	[6]	15.85%		(37.62)%	12.80%	[4]

Ratios to Average Net Assets
Total expenses.	4.03%	[7,8]	4.41%	[9]	5.29%	[10]	10.42%	[9]	30.15% [11]	224.16%	[8,11,12]
Total expenses after fees waived and reimbursed.	0.95%	[7,8]	0.91%	[9]	0.91%	[10]	0.93%	[9]	0.86% [11]	0.86%	[8,11]
Net investment income (loss)	1.48%	[7,8]	0.50%	[9]	0.55%	[10]	0.51%	[9]	0.71% [11]	(0.30)%	[8,11]

Supplemental Data
Net assets, end of period (000)	$2,548		$2,168		$2,094		$890		$189	$23
Portfolio turnover	42%		82%		123%		49%		103%	99%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.53%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 341.16%.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	APRIL 30, 2012

Financial Highlights	BlackRock Prepared Portfolio 2050

	Institutional						Investor A
	Six Months Ended April 30, 2012	Year Ended October 31,				Period April 20, 2007[1] to October 31,	Six Months Ended April 30, 2012	Year Ended October 31,				Period April 20, 2007[1] to October 31,
	(Unaudited)	2011	2010	2009	2008	2007	(Unaudited)	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period.	$9.08	$8.79	$7.64	$6.73	$11.24	$10.00	$8.99	$8.71	$7.58	$6.70	$11.21	$10.00
Net investment income (loss)[2]	0.10	0.11	0.11	0.10	0.12	0.03	0.08	0.07	0.07	0.06	0.07	– [3]
Net realized and unrealized gain (loss)	0.73	0.32	1.10	0.93	(4.46)	1.21	0.72	0.31	1.10	0.92	(4.43)	1.21
Net increase (decrease) from investment operations	0.83	0.43	1.21	1.03	(4.34)	1.24	0.80	0.38	1.17	0.98	(4.36)	1.21
Dividends and distributions from:
Net investment income	(0.14)	(0.11)	(0.06)	(0.05)	(0.08)	–	(0.10)	(0.07)	(0.04)	(0.03)	(0.06)	–
Net realized gain	(0.36)	(0.03)	–	(0.07)	(0.09)	–	(0.36)	(0.03)	–	(0.07)	(0.09)	–
Total dividends and distributions	(0.50)	(0.14)	(0.06)	(0.12)	(0.17)	–	(0.46)	(0.10)	(0.04)	(0.10)	(0.15)	–
Net asset value, end of period.	$9.41	$9.08	$8.79	$7.64	$6.73	$11.24	$9.33	$8.99	$8.71	$7.58	$6.70	$11.21

Total Investment Return[4]
Based on net asset value	9.73%[5]	4.91%[6]	15.86%[6]	15.68%	(39.15)%	12.40%[5]	9.46%[5]	4.39%[6]	15.42%[6]	14.94%	(39.37)%	12.10%[5]

Ratios to Average Net Assets
Total expenses.	4.03%[7,8]	4.00%[9]	4.88%[10]	11.13%[10]	35.98%[11]	195.26%[8,11,12]	4.60%[7,8]	4.87%[9]	5.60%[10]	11.55%[10]	32.00%[11]	211.23%[8,11,12]
Total expenses after fees waived and reimbursed	0.20%[7,8]	0.17%[9]	0.17%[10]	0.20%[10]	0.15%[11]	0.22%[8,11]	0.70%[7,8]	0.67%[9]	0.67%[10]	0.70%[10]	0.67%[11]	0.61%[8,11]
Net investment income (loss) .	2.27%[7,8]	1.21%[9]	1.36%[10]	1.48%[10]	1.26%[11]	0.52%[8,11]	1.75%[7,8]	0.73%[9]	0.83%[10]	0.85%[10]	0.77%[11]	(0.04)%[8,11]

Supplemental Data
Net assets, end of period (000)	$102	$76	$139	$104	$74	$61	$1,707	$1,374	$1,063	$668	$157	$30
Portfolio turnover	33%	96%	104%	34%	102%	53%	33%	96%	104%	34%	102%	53%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 269.29% and 312.08% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2012	55

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2050

	Class R
	Six Months Ended April 30, 2012		Year Ended October 31,							Period April 20, 2007[1] to October 31,
	(Unaudited)		2011		2010		2009		2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.95		$8.68		$7.56		$6.70		$11.19	$10.00
Net investment income (loss)[2]	0.07		0.04		0.05		0.04		0.05	(0.02)
Net realized and unrealized gain (loss)	0.72		0.32		1.09		0.92		(4.42)	1.21
Net increase (decrease) from investment operations.	0.79		0.36		1.14		0.96		(4.37)	1.19
Dividends and distributions from:
Net investment income	(0.07)		(0.06)		(0.02)		(0.03)		(0.03)	–
Net realized gain	(0.36)		(0.03)		–		(0.07)		(0.09)	–
Total dividends and distributions	(0.43)		(0.09)		(0.02)		(0.10)		(0.12)	–
Net asset value, end of period.	$9.31		$8.95		$8.68		$7.56		$6.70	$11.19

Total Investment Return[3]
Based on net asset value	9.32%	[4]	4.17%	[5]	15.13%	[5]	14.61%		(39.44)%	11.90%	[4]

Ratios to Average Net Assets
Total expenses.	4.91%	[6,7]	5.17%	[8]	6.20%	[9]	12.23%	[9]	28.99% [10]	215.39%	[7,10,11]
Total expenses after fees waived and reimbursed.	0.94%	[6,7]	0.91%	[8]	0.91%	[9]	0.94%	[9]	0.94% [10]	0.85%	[7,10]
Net investment income (loss)	1.47%	[6,7]	0.48%	[8]	0.58%	[9]	0.56%	[9]	0.55% [10]	(0.31)%	[7,10]

Supplemental Data
Net assets, end of period (000)	$1,745		$1,688		$1,506		$885		$186	$22
Portfolio turnover	33%		96%		104%		34%		102%	53%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]	Annualized.
[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 332.68%.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	APRIL 30, 2012

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Prepared Portfolio 2015 (“Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (“Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (“Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (“Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (“Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (“Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (“Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (“Prepared Portfolio 2050”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as non-diversified. The Funds generally will invest in other registered investment companies (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invest, to varying degrees, in securities of US and non-US companies, including small and medium sized companies, and in fixed income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value. The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value which is ordinarily based upon their pro rata ownership in the net assets of the Master Portfolios.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board of Trustees of the Trust (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’slength transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds record their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended October 31, 2011. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve

BLACKROCK FUNDS II	APRIL 30, 2012	57

Notes to Financial Statements (continued)

disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed as well as disclosure of the level in the fair value hierarchy of assets and liabilities not recorded at fair value but where fair value is disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to a Fund and other shared expenses pro rated to a Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2012, the PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager will not receive any management fees from the Funds for its investment advisory services.

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets is as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2015	1.00%	1.50%	1.74%
Prepared Portfolio 2020	1.00%	1.50%	1.74%
Prepared Portfolio 2025	1.00%	1.50%	1.74%
Prepared Portfolio 2030	1.00%	1.50%	1.74%
Prepared Portfolio 2035	1.00%	1.50%	1.74%
Prepared Portfolio 2040	1.00%	1.50%	1.74%
Prepared Portfolio 2045	1.00%	1.50%	1.74%
Prepared Portfolio 2050	1.00%	1.50%	1.74%

This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the Independent Trustees.

In addition, the Manager has also contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets is as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2013 unless approved by the Board, including a majority of the Independent Trustees. These amounts are included in administration fees waived and shown as administration fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by advisor, respectively, in the Statements of Operations. For the six months ended April 30, 2012, the amounts included in administration fees waived were as follows:

Prepared Portfolio 2015	$5,466
Prepared Portfolio 2020	$6,768
Prepared Portfolio 2025	$4,366
Prepared Portfolio 2030	$6,198
Prepared Portfolio 2035	$2,995
Prepared Portfolio 2040	$3,492
Prepared Portfolio 2045	$1,566
Prepared Portfolio 2050	$1,257

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses

58	BLACKROCK FUNDS II	APRIL 30, 2012

Notes to Financial Statements (continued)

reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On April 30, 2012, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2012	2013	2014
Prepared Portfolio 2015	$120,835	$140,284	$71,407
Prepared Portfolio 2020	$129,568	$144,724	$75,139
Prepared Portfolio 2025	$121,203	$134,845	$67,983
Prepared Portfolio 2030	$126,069	$143,931	$73,433
Prepared Portfolio 2035	$115,227	$133,946	$67,041
Prepared Portfolio 2040	$122,389	$137,737	$69,056
Prepared Portfolio 2045	$109,246	$128,315	$64,296
Prepared Portfolio 2050	$112,953	$131,958	$65,894

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	–
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

For the six months ended April 30, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Prepared Portfolio 2015	$626
Prepared Portfolio 2020	$379
Prepared Portfolio 2025	$773
Prepared Portfolio 2030	$830
Prepared Portfolio 2035	$417
Prepared Portfolio 2040	$174
Prepared Portfolio 2045	$592
Prepared Portfolio 2050	$100

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2012, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

Call Center
Share Classes	Institutional	Investor A	Class R	Total
Prepared Portfolio 2015	$ 9	$70	$34	$113
Prepared Portfolio 2020	$ 6	$73	$39	$118
Prepared Portfolio 2025	$ 7	$55	$31	$ 93
Prepared Portfolio 2030	$ 8	$71	$39	$118
Prepared Portfolio 2035	$ 7	$44	$24	$ 75
Prepared Portfolio 2040	$ 7	$56	$20	$ 83
Prepared Portfolio 2045	$12	$37	$13	$ 62
Prepared Portfolio 2050	$ 7	$29	$12	$ 48

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

BLACKROCK FUNDS II	APRIL 30, 2012	59

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2012, were as follows:

	Purchases	Sales
Prepared Portfolio 2015	$5,108,542	$7,993,786
Prepared Portfolio 2020	$5,951,125	$7,392,402
Prepared Portfolio 2025	$4,478,806	$5,436,568
Prepared Portfolio 2030	$6,182,542	$6,939,226
Prepared Portfolio 2035	$2,234,625	$4,061,025
Prepared Portfolio 2040	$2,874,058	$3,012,584
Prepared Portfolio 2045	$1,833,872	$1,764,709
Prepared Portfolio 2050	$1,094,269	$1,281,739

4. Income Tax Information:

As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Prepared Portfolio 2015	Prepared Portfolio 2020	Prepared Portfolio 2025	Prepared Portfolio 2030
Tax cost	$12,699,246	$16,767,788	$11,269,153	$15,378,092

Gross unrealized appreciation	$1,861,542	$2,480,479	$1,729,833	$2,665,242
Gross unrealized depreciation	(671,201)	(790,001)	(552,195)	(782,155)

Net unrealized appreciation	$1,190,341	$1,690,478	$1,177,638	$1,883,087

	Prepared Portfolio 2035	Prepared Portfolio 2040	Prepared Portfolio 2045	Prepared Portfolio 2050
Tax cost	$6,661,851	$8,631,736	$4,245,957	$3,035,886

Gross unrealized appreciation	$1,496,496	$1,788,417	$735,030	$662,589
Gross unrealized depreciation	(413,941)	(470,043)	(224,468)	(197,104)

Net unrealized appreciation	$1,082,555	$1,318,374	$510,562	$465,485

5. Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2010 to November 2011, the credit agreement had the following terms: a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The credit agreement, which expired in November 2011, was renewed until November 2012. Effective November 2011 to November 2012, the credit agreement has the following terms: a commitment fee of 0.065% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds’ based on their net assets as of October 31, 2011. The Funds did not borrow under the credit agreement during the six months ended April 30, 2012.

6. Market and Credit Risk:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

60	BLACKROCK FUNDS II	APRIL 30, 2012

Notes to Financial Statements (continued)

7. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
Prepared Portfolio 2015	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,212	$12,418	5,842	$60,104
Shares issued in reinvestment of dividends and distributions	360	3,486	136	1,389
Shares redeemed	(33)	(349)	(1,999)	(21,073)
Net increase	1,539	$15,555	3,979	$40,420

Investor A
Shares sold	181,002	$1,834,950	493,727	$5,100,091
Shares issued in reinvestment of dividends and distributions	51,210	493,147	11,593	118,138
Shares redeemed	(298,869)	(3,019,267)	(209,753)	(2,156,794)
Net increase (decrease)	(66,657)	$(691,170)	295,567	$3,061,435

Class R
Shares sold	140,291	$1,401,693	409,447	$4,227,208
Shares issued in reinvestment of dividends and distributions	33,689	324,760	10,736	109,406
Shares redeemed	(211,254)	(2,145,217)	(369,194)	(3,876,850)
Net increase (decrease)	(37,274)	$(418,764)	50,989	$459,764

Total net increase (decrease)	(102,392)	$(1,094,379)	350,535	$3,561,619

Prepared Portfolio 2020
Institutional
Shares sold	4,849	$49,329	5,236	$53,383
Shares issued in reinvestment of dividends and distributions	1,832	17,454	521	5,246
Shares redeemed	(6)	(60)	(101)	(1,010)
Net increase	6,675	$66,723	5,656	$57,619

Investor A
Shares sold	193,814	$1,947,223	803,868	$8,168,536
Shares issued in reinvestment of dividends and distributions	53,486	508,122	15,824	158,712
Shares redeemed	(265,515)	(2,651,077)	(685,627)	(7,146,354)
Net increase (decrease)	(18,215)	$(195,732)	134,065	$1,180,894

BLACKROCK FUNDS II	APRIL 30, 2012	61

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
Prepared Portfolio 2020 (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	198,048	$1,936,585	577,503	$5,893,732
Shares issued in reinvestment of dividends and distributions	41,981	396,302	9,853	98,233
Shares redeemed	(226,788)	(2,234,515)	(509,552)	(5,178,213)
Net increase	13,241	$98,372	77,804	$813,752

Total net increase (decrease)	1,701	$(30,637)	217,525	$2,052,265

Prepared Portfolio 2025
Institutional
Shares sold	2,409	$23,421	5,467	$54,170
Shares issued in reinvestment of dividends and distributions	638	5,844	135	1,341
Shares redeemed	(313)	(2,999)	(594)	(5,902)
Net increase	2,734	$26,266	5,008	$49,609

Investor A
Shares sold	150,702	$1,471,052	410,488	$4,111,171
Shares issued in reinvestment of dividends and distributions	45,758	417,770	6,766	66,711
Shares redeemed	(123,991)	(1,207,608)	(245,524)	(2,420,315)
Net increase	72,469	$681,214	171,730	$1,757,567

Class R
Shares sold	166,247	$1,598,323	236,248	$2,361,862
Shares issued in reinvestment of dividends and distributions	35,474	322,459	9,039	88,580
Shares redeemed	(212,362)	(2,054,292)	(335,425)	(3,350,564)
Net decrease	(10,641)	$(133,510)	(90,138)	$(900,122)

Total net increase	64,562	$573,970	86,600	$907,054

Prepared Portfolio 2030
Institutional
Shares sold	2,112	$20,495	10,571	$107,102
Shares issued in reinvestment of dividends and distributions	2,386	21,447	382	3,740
Shares redeemed	(1,290)	(11,870)	(6,607)	(68,630)
Net increase	3,208	$30,072	4,346	$42,212

Investor A
Shares sold	284,449	$2,718,257	593,001	$5,914,126
Shares issued in reinvestment of dividends and distributions	58,192	520,232	7,308	71,172
Shares redeemed	(284,118)	(2,706,393)	(498,418)	(5,002,088)
Net increase	58,523	$532,096	101,891	$983,210

Class R
Shares sold	204,299	$1,906,171	384,124	$3,803,407
Shares issued in reinvestment of dividends and distributions	55,899	498,066	7,691	74,678
Shares redeemed	(168,105)	(1,590,821)	(450,333)	(4,481,782)
Net increase (decrease)	92,093	$813,416	(58,518)	$(603,697)

Total net increase	153,824	$1,375,584	47,719	$421,725

62	BLACKROCK FUNDS II	APRIL 30, 2012

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
Prepared Portfolio 2035	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,294	$12,407	27,755	$264,043
Shares issued in reinvestment of dividends and distributions	563	5,114	168	1,618
Shares redeemed	(2,453)	(22,963)	(13,700)	(134,759)
Net increase (decrease)	(596)	$(5,442)	14,223	$130,902

Investor A
Shares sold	141,698	$1,360,443	275,419	$2,713,194
Shares issued in reinvestment of dividends and distributions	16,389	148,153	2,763	26,446
Shares redeemed	(230,282)	(2,212,571)	(114,340)	(1,124,270)
Net increase (decrease)	(72,195)	$(703,975)	163,842	$1,615,370

Class R
Shares sold	83,603	$782,459	225,351	$2,167,097
Shares issued in reinvestment of dividends and distributions	9,167	82,497	2,473	23,542
Shares redeemed	(139,026)	(1,303,557)	(345,298)	(3,363,969)
Net decrease	(46,256)	$(438,601)	(117,474)	$(1,173,330)

Total net increase (decrease)	(119,047)	$(1,148,018)	60,591	$572,942

Prepared Portfolio 2040
Institutional
Shares sold	3,525	$34,590	2,375	$23,452
Shares issued in reinvestment of dividends and distributions	1,143	10,282	228	2,229
Shares redeemed	(2,523)	(23,961)	(1,303)	(13,339)
Net increase	2,145	$20,911	1,300	$12,342

Investor A
Shares sold	156,176	$1,485,174	273,791	$2,703,163
Shares issued in reinvestment of dividends and distributions	29,819	266,888	3,120	30,230
Shares redeemed	(143,572)	(1,345,411)	(233,929)	(2,286,789)
Net increase	42,423	$406,651	42,982	$446,604

Class R
Shares sold	128,110	$1,192,378	264,837	$2,565,369
Shares issued in reinvestment of dividends and distributions	18,177	162,319	2,197	21,218
Shares redeemed	(112,716)	(1,069,523)	(289,113)	(2,845,283)
Net increase (decrease)	33,571	$285,174	(22,079)	$(258,696)

Total net increase	78,139	$712,736	22,203	$200,250

Prepared Portfolio 2045
Institutional
Shares sold	3,500	$34,472	10,049	$102,876
Shares issued in reinvestment of dividends and distributions	401	3,731	21	207
Shares redeemed	(596)	(6,001)	(55)	(547)
Net increase	3,305	$32,202	10,015	$102,536

BLACKROCK FUNDS II	APRIL 30, 2012	63

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2012		Year Ended October 31, 2011
Prepared Portfolio 2045 (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	67,237	$658,306	97,145	$975,150
Shares issued in reinvestment of dividends and distributions	4,631	42,748	831	8,074
Shares redeemed	(47,266)	(450,751)	(27,783)	(275,157)
Net increase	24,602	$250,303	70,193	$708,067

Class R
Shares sold	72,219	$694,657	100,415	$978,571
Shares issued in reinvestment of dividends and distributions	5,858	53,771	1,435	13,866
Shares redeemed	(54,781)	(532,617)	(102,222)	(1,013,792)
Net increase (decrease)	23,296	$215,811	(372)	$(21,355)

Total net increase	51,203	$498,316	79,836	$789,248

Prepared Portfolio 2050
Institutional
Shares sold	2,587	$23,557	3,589	$33,776
Shares issued in reinvestment of dividends and distributions	442	3,770	211	1,941
Shares redeemed	(599)	(5,659)	(11,234)	(110,322)
Net increase (decrease)	2,430	$21,668	(7,434)	$(74,605)

Investor A
Shares sold	58,933	$530,528	90,858	$851,189
Shares issued in reinvestment of dividends and distributions	8,515	72,031	1,292	11,846
Shares redeemed	(37,357)	(332,826)	(61,290)	(574,035)
Net increase	30,091	$269,733	30,860	$289,000

Class R
Shares sold	60,270	$534,547	106,377	$978,248
Shares issued in reinvestment of dividends and distributions	9,418	79,584	1,971	18,014
Shares redeemed	(70,868)	(636,877)	(93,212)	(871,452)
Net increase (decrease)	(1,180)	$(22,746)	15,136	$124,810

Total net increase	31,341	$268,655	38,562	$339,205

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	BLACKROCK FUNDS II	APRIL 30, 2012

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK FUNDS II	APRIL 30, 2012	65

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

66	BLACKROCK FUNDS II	APRIL 30, 2012

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS II	APRIL 30, 2012	67

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund

BlackRock Global Allocation Fund

BlackRock Global Dividend Income Portfolio†

BlackRock Global Dynamic Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Managed Volatility Portfolio†

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock Emerging Market Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Multi-Asset Income Portfolio†

BlackRock Secured Credit Portfolio

BlackRock Strategic Income Opportunities Portfolio BlackRock Total Return Fund BlackRock US Government Bond Portfolio BlackRock US Mortgage Portfolio BlackRock World Income Fund

Municipal Bond Funds
BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

68	BLACKROCK FUNDS II	APRIL 30, 2012

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LIFECYCLE-4/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders–There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

(a)(2) –	Certifications – Attached hereto

(a)(3) –	Not Applicable

(b) –	Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 2, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 2, 2012

3